                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS CO.

                            LIQUID ASSETS PORTFOLIO
                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                          (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                               (RESOURCE CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                (800) 659-1005

                                 ------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
          IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH
       OF THE ABOVE-NAMED CLASSES OF THE LIQUID ASSETS PORTFOLIO, COPIES
                      OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                                 ------------

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2000, AS
             REVISED FEBRUARY 23, 2001 RELATING TO THE PROSPECTUS
                OF EACH OF THE FOLLOWING CLASSES OF THE LIQUID
  ASSETS PORTFOLIO: CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 29, 2000, INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 29, 2000, PERSONAL INVESTMENT
 CLASS PROSPECTUS DATED DECEMBER 29, 2000, PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 29, 2000, RESERVE CLASS PROSPECTUS DATED DECEMBER 29, 2000 AND
               RESOURCE CLASS PROSPECTUS DATED DECEMBER 29, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
      Introduction......................................................... B-3
      General Information about the Company................................ B-3
        The Company and Its Shares......................................... B-3
        Directors and Officers............................................. B-5
        Remuneration of Directors.......................................... B-7
        AIM Funds Retirement Plan for Eligible Directors/Trustees.......... B-7
        Deferred Compensation Agreements................................... B-8
        Investment Advisor................................................. B-8
        Administrator...................................................... B-9
        Expenses........................................................... B-9
        Transfer Agent and Custodian....................................... B-10
        Legal Matters...................................................... B-10
        Reports............................................................ B-10
        Sub-Accounting..................................................... B-10
        Principal Holders of Securities.................................... B-11
        Liquid Assets Portfolio............................................ B-11
        Prime Portfolio.................................................... B-13
      Share Purchases and Redemptions...................................... B-15
        Purchases and Redemptions.......................................... B-16
        Redemptions by the Company......................................... B-16
        Net Asset Value Determination...................................... B-16
        The Distribution Agreement......................................... B-17
        Distribution Plan.................................................. B-17
        Banking Regulations................................................ B-18
        Performance Information............................................ B-18
        Redemptions in Kind................................................ B-19
      Investment Program and Restrictions.................................. B-20
        Investment Program................................................. B-20
        Descriptions of Money Market Obligations........................... B-21
        Eligible Securities................................................ B-22
        Commercial Paper Ratings........................................... B-22
        Bond Ratings....................................................... B-23
        Investment Restrictions............................................ B-24
      Portfolio Transactions and Brokerage................................. B-26
        General Brokerage Policy........................................... B-26
        Allocation of Portfolio Transactions............................... B-26
        Section 28(e) Standards............................................ B-27
      Dividends, Distributions and Tax Matters............................. B-28
        Dividends and Distributions........................................ B-28
        Tax Matters........................................................ B-28
        Qualification as a Regulated Investment Company.................... B-28
        Excise Tax on Regulated Investment Companies....................... B-29
        Portfolio Distributions............................................ B-29
        Sale or Redemption of Shares....................................... B-29
        Foreign Shareholders............................................... B-30
        Effect of Future Legislation; Local Tax Considerations............. B-30
      Financial Statements.................................................   FS

                                 INTRODUCTION

  The Liquid Assets Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Company"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 29, 2000, the Institutional Class Prospectus dated December 29, 2000, the Personal Investment Class Prospectus dated December 29, 2000, the Private Investment Class Prospectus dated December 29, 2000, the Reserve Class Prospectus dated December 29, 2000 and the Resource Class Prospectus dated December 29, 2000 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Company and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; thus, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

  The Company is an open-end series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993, and had no operations prior to November 4, 1993. Shares of common stock of the Company are redeemable at their net asset value at the option of the shareholder or at the option of the Company in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "Redeeming Shares."

  The Company offers on a continuous basis shares representing an interest in one of two diversified portfolios: the Portfolio and the Prime Portfolio. The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. The Prime Portfolio consists of six classes of shares, each having different shareholder qualifications and bearing expenses differently. This Statement of Additional Information relates to the six classes of the Portfolio. The classes of the Prime Portfolio are offered pursuant to separate prospectuses and a separate statement of additional information.

  As used in each Prospectus, the term "majority of the outstanding shares" of the Company, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, such portfolio or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, such portfolio or such class.

  Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for election of directors can elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

  The Articles of Incorporation of the Company authorize the issuance of
298.98 billion shares with a par value of $.001 each, of which 148.46 billion shares represent an interest in the Portfolio (or class thereof) and 103.12 billion shares represent an interest in the Prime Portfolio (or class thereof).
                                      B-3

A share of a portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that portfolio (or class).

  The assets received by the Company for the issue or sale of shares of each of the portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that portfolio and constitute the underlying assets of that portfolio. The underlying assets of each of the portfolios are segregated and are charged with the expenses with respect to that portfolio and with a share of the general expenses of the Company. While the expenses of the Company are allocated to the separate books of account of each of the portfolios, certain expenses may be legally chargeable against the assets of the entire Company.

  The Articles of Incorporation provide that no director or officer of the Company shall be liable to the Company or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Company against any liability to the Company or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Company shall indemnify and advance expenses to its currently acting and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Company to the fullest extent permitted by the Maryland General Corporation Law.

  As described in each Prospectus, the Company will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by one or more shareholders, who have been such for at least six months and who hold shares constituting 5% of the outstanding shares, the Company will provide a list of shareholders to the requesting shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to the Company, including agreements with the Company's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Company and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

DIRECTORS AND OFFICERS

  The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



                                                     POSITIONS HELD
     NAME, ADDRESS AND AGE                          WITH REGISTRANT            PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
====================================================================================================================================
  *ROBERT H. GRAHAM (54)           Director, Chairman and President            Director, President and Chief Executive Officer,
                                                                               A I M Management Group Inc.; Director and President,
                                                                               A I M Advisors, Inc.; Director and Senior Vice
                                                                               President, A I M Capital Management, Inc.,
                                                                               A I M Distributors, Inc., A I M Fund Services, Inc.
                                                                               and Fund Management Company; and Director and
                                                                               Vice Chairman AMVESCAP PLC.

------------------------------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (56)                               Director                Director, ACE Limited (insurance company). Formerly,
  906 Frome Lane                                                               Director, President and Chief Executive Officer,
  McLean, VA 22102                                                             COMSAT Corporation; and Chairman, Board of Governors
                                                                               of INTELSAT (international communications company).

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  OWEN DALY II (76)                                    Director                Formerly, Director, Cortland Trust, Inc. (investment
  Six Blythewood Road                                                          company), CF & I Steel Corp.; Monumental Life
  Baltimore, MD 21210                                                          Insurance Company and Monumental General Insurance
                                                                               Company; and Chairman of the Board of Equitable
                                                                               Bancorporation.

------------------------------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN (59)                                Director                Chairman of the Board of Directors, Cortland Trust,
  1815 Central Park Drive                                                      Inc. (investment company) and DHJ Media, Inc.; and
  P.O. Box 774000-PMB #222                                                     Director, Magellan Insurance Company. Formerly,
  Steamboat Springs, CO 80477                                                  Director, President and Chief Executive Officer,
                                                                               Volvo Group North America, Inc.; Senior Vice
                                                                               President, AB Volvo; and Director, The Hertz
                                                                               Corporation, Genmar Corporation (boat manufacturer),
                                                                               National Media Corporation and Annuity and Life Re
                                                                               (Holdings), Ltd.

------------------------------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, Jr. (65)                             Director                Formerly, Chairman of the Board of Directors,
  2 Hopkins Plaza, 8th Floor, Suite 805                                        Mercantile Mortgage Corp., Vice Chairman of the Board
  Baltimore, MD 21201                                                          of Directors, President and Chief Operating Officer,
                                                                               Mercantile - Safe Deposit & Trust Co.; and President,
                                                                               Mercantile Bankshares.
-----------------------------------------------------------------------------------------------------------------------------------

  JACK M. FIELDS (48)                                  Director                Chief Executive Officer, Twenty First Century Group,
  434 New Jersey Avenue, S.E.                                                  Inc. (a governmental affairs company). Formerly,
  Washington, D.C. 20003                                                       Member of the U.S. House of Representatives.

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  **CARL FRISCHLING (63)                               Director                Partner, Kramer Levin Naftalis & Frankel LLP (law
    919 Third Avenue                                                           firm).
    New York, NY 10022

-----------------------------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (50)                              Director                Formerly, Chief Executive Officer, YWCA of the USA
  370 East 76th Street
  New York, NY 10021

-----------------------------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK (58)                                Director                Partner, Pennock & Cooper (law firm).
  6363 Woodway, Suite 825
  Houston, TX 77057

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  LOUIS S. SKLAR (61)                                  Director                Executive Vice President, Development and Operations,
  The Williams Tower, 50th Floor                                               Hines Interests Limited Partnership (real estate
  2800 Post Oak Blvd.                                                          development).
  Houston, TX 77056


-------
* A director who is an "interested person" of the Company and AIM as defined in the 1940 Act.
** A director who is an "interested person" of the Company as defined in the 1940 Act.

                                         POSITIONS HELD
  NAME, ADDRESS AND AGE                  WITH REGISTRANT                       PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
====================================================================================================================================
  GARY T. CRUM (53)                  Senior Vice President                     Director and President, A I M Capital Management,
                                                                               Inc.; Director and Executive Vice President,
                                                                               A I M Management Group Inc.; Director and Senior Vice
                                                                               President, A I M Advisors, Inc.; and Director,
                                                                               A I M Distributors, Inc. and AMVESCAP PLC.

------------------------------------------------------------------------------------------------------------------------------------
  CAROL F. RELIHAN (46)              Senior Vice President                     Director, Senior Vice President, General Counsel
                                         and Secretary                         and Secretary, A I M Advisors, Inc.; Senior Vice
                                                                               President, General Counsel and Secretary,
                                                                               A I M Management Group Inc.; Director, Vice
                                                                               President and General Counsel, Fund Management
                                                                               Company; General Counsel and Vice President,
                                                                               A I M Fund Services, Inc.; and Vice President, A I M
                                                                               Capital Management, Inc. and A I M Distributors, Inc.

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  DANA R. SUTTON (41)                   Vice President                         Vice President and Fund Controller, A I M Advisors,
                                         and Treasurer                         Inc.; and Assistant Vice President and Assistant
                                                                               Treasurer, Fund Management Company.

------------------------------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX (57)                  Vice President                         Vice President and Chief Compliance Officer,
                                                                               A I M Advisors, Inc., A I M Capital Management, Inc.,
                                                                               A I M Distributors, Inc., A I M Fund Services, Inc.
                                                                               and Fund Management Company.

------------------------------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY (40)                Vice President                         Senior Vice President, A I M Capital Management,
                                                                               Inc.; and Vice President, A I M Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  J. ABBOTT SPRAGUE (45)                Vice President                         Director and President, Fund Management Company;
                                                                               Director, A I M Fund Services, Inc.; and Senior Vice
                                                                               President, A I M Advisors, Inc. and A I M Management
                                                                               Group Inc.


  The Board of Directors has an Audit Committee, a Capitalization Committee, an Investments Committee and a Nominating and Compensation Committee.

  The members of the Audit Committee are Messrs. Crockett, Daly, Dowden, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the portfolios' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the portfolios' independent accountants and management.

  The members of the Capitalization Committee are Messrs. Graham (Chairman) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectus, up to the Company's authorized capital.

  The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Dunn, Fields, Pennock, Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent directors.

  The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as directors, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected, and
(ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

  All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. The directors of the Company who do not serve as officers of the Company are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Company:

                         AGGREGATE COMPENSATION      RETIREMENT BENEFITS        TOTAL COMPENSATION
        DIRECTOR             FROM COMPANY(1)      ACCRUED BY ALL AIM FUNDS(2)  FROM ALL AIM FUNDS(3)
        --------         ---------------------- ----------------------------- -----------------------
Charles T. Bauer(4).....            -0-                        -0-                        -0-
Bruce L. Crockett.......        $12,466                   $ 37,485                   $103,500
Owen Daly II............         12,466                    122,898                    103,500
Albert R. Dowden(5).....            -0-                        -0-                        -0-
Edward K. Dunn, Jr......         12,466                     55,565                    103,500
Jack M. Fields..........         12,273                     15,826                    101,500
Carl Frischling(6)......         12,466                     97,791                    103,500
Robert H. Graham........            -0-                        -0-                        -0-
John F. Kroeger(7)......            -0-                     40,461                        -0-
Prema Mathai-Davis......         12,278                     11,870                    101,500
Lewis F. Pennock........         12,466                     45,766                    103,500
Ian W. Robinson(8)......            -0-                     94,442                     25,000
Louis S. Sklar..........         12,218                     90,232                    101,500

-------
(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended August 31, 2000, including earnings thereon, was $95,025.
(2) During the fiscal year ended August 31, 2000, the total amount of expenses allocated to the Company in respect of such retirement benefits was $122,507. Data reflects compensation earned during the calendar year ended December 31, 1999.
(3) Each director serves as a director or trustee of at least 12 registered investment companies advised by AIM as of December 31, 1999. Data reflects compensation earned during the calendar year ended December 31, 1999.

(4) Mr. Bauer was a director and officer until September 30, 2000, when he retired.
(5) Mr. Dowden was not serving as a director during the calendar year ended December 31, 1999.
(6) During the fiscal year ended August 31, 2000, the Company paid $27,327 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel LLP, for services rendered to the dis-interested directors of the Company. Mr. Frischling, a director of the Company, is a partner in such firm.
(7) Mr. Kroeger was a director of the Company until June 11, 1998. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."
(8) Mr. Robinson was a director until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, a director becomes eligible to retire and to receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 14, 14, 0, 2, 3, 23, 20, 19, 11, 11 and 2 years, respectively.

                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT



                    NUMBER OF
                    YEARS  OF                   ESTIMATED
                   SERVICE WITH              ANNUAL BENEFITS
               APPLICABLE AIM FUNDS          UPON RETIREMENT
               --------------------          ---------------
      10....................................     $75,000
       9....................................     $67,500
       8....................................     $60,000
       7....................................     $52,500
       6....................................     $45,000
       5....................................     $37,500

DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Dunn, Fields, Frischling, and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Director's retirement benefits commence under the Plan. The Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Director's death. The Compensation Agreements are not funded, and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended August 31, 2000, $59,594 in directors' fees and expenses were allocated to the Portfolio.

INVESTMENT ADVISOR

  AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers over 120 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company, and their affiliations and addresses are shown under "Directors and Officers."

  FMC is a registered broker-dealer and a wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

  AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Directors reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

  The Company has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") with AIM dated June 1, 2000. The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM at all times will be subject to the policies and control of the Company's Board of Directors. AIM shall not be liable to the Company or its shareholders for any act or omission by AIM or for any loss sustained by the Company or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its services with respect to the Portfolio, AIM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio. AIM may, from time to time, waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company.

  Pursuant to an advisory agreement in effect prior to June 1, 2000 and the current Advisory Agreement, which provide for the same level of compensation, AIM received fees from the Portfolio for the fiscal years ended August 31, 2000, 1999 and 1998 in the amounts of $9,980,217, $3,598,269 and $1,927,994, respectively. During the fiscal years ended August 31, 2000, 1999 and 1998, AIM voluntarily waived fees with respect to the Portfolio in the amounts of $17,238,557, $6,215,196 and $4,309,476, respectively.

  In addition, if the Portfolio engages in securities lending, AIM will provide the Portfolio investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if the Portfolio engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

  AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Portfolio will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Portfolio from such activities. AIM currently intends to waive such fee and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Company (the "Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs or arranges for the performance of accounting services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Company and of persons working under her supervision for maintaining the financial accounts and books and records of the Company, including calculation of the Portfolio's daily net asset value and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Company's Board of Directors.

  Under the current Administrative Services Agreement and a prior administrative services agreement, which provided for the same level of reimbursement, AIM was reimbursed for the fiscal years ended August 31, 2000, 1999 and 1998 in the amounts of $692,246, $155,139 and $85,337, respectively, for fund accounting services to the Portfolio.

EXPENSES

  Expenses of the Company include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Company for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Company; brokers' commissions chargeable to the Company in connection with portfolio securities transactions to which the Company is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Company to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Company; all costs and expenses in connection with the registration and maintenance of registration of the Company and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Company's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Company's shares; charges and expenses of legal counsel, including counsel to the directors of the Company who are not "interested persons" (as defined in the 1940 Act) of the Company or AIM, and of independent accountants in connection with any matter relating to the Company; membership dues of industry associations; interest payable on Company borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Company) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Company's shares.

  Expenses of the Company which are not directly attributable to the operations of either of the portfolios are prorated among all classes of the Company. Expenses of the Company except those listed below are prorated among all classes of such portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, P. O. Box 0843, Houston, Texas 77001-0843, serves as a transfer agent and dividend disbursing agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. For services it provides to the Company, AFS is entitled to receive a fee based on the average daily net assets of the Company, plus out-of-pocket expenses and advances it has incurred. Such compensation may be changed from time to time as is agreed to by AFS and the Company. As transfer agent, AFS processes orders for purchases, redemptions and exchanges of shares; prepares and transmits payments for dividends and distributions declared by the Portfolio; maintains shareholder accounts; and provides shareholders with information regarding the Portfolio and its accounts.

  The Bank of New York ("BONY"), 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Company for its services in such capacity as is agreed to from time to time by BONY and the Company. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Company.

REPORTS

  The Board of Directors will issue to shareholders semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company. The Board of Directors of the Company has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Funds.

  Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

SUB-ACCOUNTING

  The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK--Registered Trademark-- Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

LIQUID ASSETS PORTFOLIO

  To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of December 1, 2000, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                  PERCENT      PERCENT OWNED
        NAME AND ADDRESS          OWNED OF     OF RECORD AND
        OF RECORD OWNER        RECORD ONLY(a) BENEFICIALLY(a)
        ----------------       -------------- ---------------
   CASH MANAGEMENT CLASS
   ---------------------
    CIBC WORLD MARKETS.......      16.27%            --
     200 Liberty Street
     World Financial Center
     New York, NY 10281

    WELLER, ANDERSON,
    CHENEVIERE & CO. LTD.....      14.91%            --
     811 Rusk, Suite 715
     Houston, TX 77002

    BANK OF NEW YORK.........      11.76%            --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286

    NVIDIA CORPORATION CASH
    MANAGEMENT ACCOUNTS......      10.47%            --
     3535 Monroe Street
     Santa Clara, CA 95051

    MELLON GLOBAL CASH MAN-
    AGEMENT ACCOUNTS.........      10.05%            --
     Three Mellon Bank Center
     - Room 2501
     Pittsburgh, PA 15259-
     0001

    HAMBRECHT & QUIST LLC....       9.03%            --
     230 Park Avenue, 19th
     Floor
     New York, NY 10169

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                    PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                -------------- ---------------

   INSTITUTIONAL CLASS
   -------------------


    A I M ADVISORS, INC.........................     21.38%(b)      21.38%(b)
    AIM FUND OF FUNDS ACCOUNT
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste 100
     Houston, TX 77046


    TURTLE & CO SWEEP...........................     11.95%             --
     P.O. Box 9427
     Boston, MA 02209


    HAMBRECHT & QUIST LLC.......................      7.03%             --
     One Bush Street, 10th Floor
     San Francisco, CA 94104


    ZURICH CAPITAL MARKETS......................      5.65%             --
     101 California Street, Ste 4100
     San Francisco, CA 94111

    MID ATLANTIC INSTITUTIONAL SHARES, INC. ....      5.43%             --
     Times Bldg.
     336 Fourth Ave.
     Pittsburgh, PA 15222


   PERSONAL INVESTMENT CLASS
   -------------------------

    McDONALD & COMPANY..........................     60.14%             --
     800 Superior Avenue, Ste 2100
     Cleveland, OH 44114


    TEXAS CAPITAL BANK, N.A. ...................     12.04%             --
     2100 McKinney Ave., Ste. 900
     Dallas, TX 75201


    BANK OF SPRINGFIELD AAA SWEEP INVESTMENTS...     10.46%             --
     3400 West Wabash
     Springfield, IL 62707

    HUNTINGTON CAPITAL CORP.....................      9.76%             --
     135 North Pennsylvania, Ste 800
     Indianapolis, IN 46204

   PRIVATE INVESTMENT CLASS
   ------------------------


    BANK OF NEW YORK............................     53.03%             --
     One Wall Street, 5th Floor
     Stif/Master Note
     New York, NY 10286

    HUNTINGTON CAPITAL CORP.....................      6.93%             --
     41 S. High Street, Ninth Floor
     Columbus, OH 43287

    MELLON BANK NA..............................      6.62%             --
     P.O. Box 710
     Pittsburgh, PA 15230-0710

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------
   RESERVE CLASS
   -------------

    FIRST NATIONAL BANKER'S BANK.................     77.93%            --
     P.O. Drawer 80579
     Baton Rouge, LA 70898

    SIGMA FINANCIAL SERVICES CORPORATION.........     12.15%            --
     4261 Park Rd.
     Ann Arbor, MI 48103

    FOUR OAKS BANK & TRUST COMPANY...............      9.92%            --
     P.O. Box 309
     Four Oaks, NC 27524

   RESOURCE CLASS
   --------------

    CIBC WORLD MARKETS...........................     44.38%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281

    HAMBRECHT & QUIST LLC........................     26.59%            --
     230 Park Avenue, 19th Floor
     New York, NY 10169

    HUNTINGTON INVESTMENTS 112...................      9.79%            --
     135 North Pennsylvania, Ste 800
     Indianapolis, IN 46204

PRIME PORTFOLIO

  To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Prime Portfolio as of December 1, 2000, and the percentage of the Prime Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------
   CASH MANAGEMENT CLASS
   ---------------------

    BANK OF NEW YORK.............................     53.08%            --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286

    CIBC WORLD MARKETS...........................      9.88%            --
     200 Liberty Street
     World Financial Center
     New York, NY 10281

    IGT..........................................      6.58%            --
     P.O. Box 10120
     Reno, NV 89502

    MELLON BANK NA ..............................      5.48%            --
     P.O. Box 710
     Pittsburgh, PA 15230-0710

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                     PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                    OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                 -------------- ---------------
   INSTITUTIONAL CLASS
   -------------------

    A I M ADVISORS, INC.........................      36.16%(b)      36.16%(b)
    AIM FUND OF FUNDS ACCOUNT
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste. 100
     Houston, TX 77046

    TURLIN & CO.................................       5.47%             --
     P.O. Box 1412
     Rochester, NY 14603


    FROST NATIONAL BANK TX......................       5.24%             --
     Muir & Co
     C/O Frost
     San Antonio, TX 78298-2479


   PERSONAL INVESTMENT CLASS
   -------------------------
    CULLEN/FROST DISCOUNT BROKERS...............      79.38%             --
     P.O. Box 2358
     San Antonio, TX 78299


   PRIVATE INVESTMENT CLASS
   ------------------------
    HUNTINGTON CAPITAL CORP.....................      20.04%             --
     41 S. High St., Ninth Floor
     Columbus, OH 43287


    BANK OF NEW YORK............................      19.07%             --
     One Wall Street 5th Floor
     New York, NY 10286


    CULLEN/FROST DISCOUNT BROKERS...............      13.79%             --
     P.O. Box 2358
     San Antonio, TX 78299


    FROST NATIONAL BANK TX......................      10.76%             --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479


    AMSOUTH CAPITAL MARKETS.....................       9.16%             --
     315 Deaderich Street, 4th Floor
     Nashville, TN 37237


    HAWS & COMPANY..............................       6.86%             --
     P.O. Box 5847
     Denver, CO 80217


    BANK OF OKLAHOMA, N.A. INSTITUTIONAL INVEST-
     MENTS......................................       6.61%             --
     P.O. Box 2300
     Tulsa, OK 74192


    FIRST TRUST/VAR & CO........................       5.48%             --
     Funds Control Suite 0404
     180 East Fifth Street
     St. Paul, MN 55101

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

                                                    PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                -------------- ---------------
   RESERVE CLASS
   -------------

    BANK OF NEW YORK............................     94.85%            --
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286


   RESOURCE CLASS
   --------------

    FIRST UNION SECURITIES, INC.................     37.45%            --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675

    FIRST UNION SUBACCOUNTS.....................     19.79%            --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675

    SOVEREIGN BANK..............................     13.46%            --
     c/o Chase Enterprises
     280 Trumbull St.
     Hartford, CT 06103

    MELLON BANK NA..............................      8.49%            --
     P.O. Box 710
     Pittsburgh, PA 15230-0710

    HARRIS METHODIST HEALTH SYSTEM..............      6.21%            --
     600 East Las Colinas Blvd Ste 1550
     Irving, TX 75039

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

  To the best of the knowledge of the Company, as of December 1, 2000, the directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each class of each portfolio.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the heading "Purchasing Shares" and "Redeeming Shares."

  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Company and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio. In the interest of economy and convenience, certificates representing shares of the class will not be issued except upon written request to the Company. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class or the Resource Class directly, except through reinvestment of dividends and distributions.

  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  The Company may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

  A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and BONY are open for business. If AFS receives a redemption request on a Business Day prior to 5:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time, and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS after 5:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Company, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE COMPANY

  If the Company determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Company may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION

  The net asset value per share of the Portfolio is determined as of 5:00 p.m. Eastern time on each Business Day of the Company. Shares of each class of the Portfolio are sold at net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include Portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the entire Portfolio.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which requires the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

  The Board of Directors has established procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

  The Company has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. See "General Information about the Company-- Directors and Officers" and "General Information about the Company--Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

  FMC may, from time to time at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Company has adopted a Master Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Distribution Plan provides that the Company may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Distribution Plan.

  Pursuant to the Distribution Plan, the Company may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions;
(vi) automatic investment of customer cash accounting balances in shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Distribution Plan may only be used for the purposes specified above and as stated in the Distribution Plan. Expenses may not be carried over from year to year.

  The Distribution Plan does not obligate the Company to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Distribution Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Company will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

  The Distribution Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Distribution Plan.

  For the fiscal year ended August 31, 2000, FMC received compensation pursuant to the Distribution Plan in the amount of $2,403,671, or an amount equal to 0.08% of the average net daily assets of the Cash Management Class, $33,226, or an amount equal to 0.10% of the average net daily assets of the Personal Investment Class, $2,187,468, or an amount equal to 0.30% of the average net daily assets of the Private Investment Class and $1,626,640, or an amount equal to 0.20% of the average net daily assets of the Resource Class. With respect to the Cash Management Class, $2,399,501 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $4,170 (or an amount equal to 0% of the average daily net asset of the class) was retained by FMC. With respect to the Personal Investment Class, $26,588 of such amount (or an amount equal to 0.09% of the average daily net assets of the class) was paid to dealers and financial institutions and $6,638 (or an amount equal to 0.01% of the average daily net assets of the class) was retained by FMC. With respect to the Private Investment Class, $2,119,685 of such amount (or an amount equal to 0.29% of the average daily net assets of the class) was paid to dealers and financial institutions and $67,783 (or an amount equal to 0.01% of the average daily net assets of the class) was retained by FMC. With respect to the Resource Class, $1,626,640 of such amount (or an amount equal to 0.20% of the average daily net assets of the class) was paid to dealers and financial institutions and $0 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC.

  As required by Rule 12b-1 under the 1940 Act, the Distribution Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan ("Qualified Directors"). In approving the Distribution Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Distribution Plan would benefit the Company and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Distribution Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.

  The Distribution Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Robert H. Graham, Director, President and Chairman of the Company, owns shares of AMVESCAP PLC.

  The Distribution Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Directors or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Distribution Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Distribution Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Distribution Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

  The Distribution Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount would be characterized as an asset-based sales charge pursuant to the amended Distribution Plan. The Distribution Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

  During the fiscal years ended August 31, 2000, 1999 and 1998 FMC voluntarily waived fees with respect to the Portfolio in the amount of $2,076,938, $589,125 and $190,995, respectively.

BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, and others will become effective through May 2001. While the ultimate effect of such legislation is unclear, financial holding companies and their affiliated bank and financial subsidiaries will be able to participate in the distribution of mutual fund shares.

PERFORMANCE INFORMATION

  As stated under the caption "Performance Information--Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Company at the telephone number set forth in the prospectus for that class. Performance will vary from time to time, and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance.

  Calculations of yield will take into account the total income received by the Portfolio. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Company, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, such as seven consecutive calendar days or a month. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Company may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

  For the seven-day period ended August 31, 2000, the current and effective yields for the Private Investment Class were 6.31% and 6.51%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Institutional Class were 6.61% and 6.83%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Cash Management Class were 6.53% and 6.74%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Personal Investment Class were 6.11% and 6.30%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Reserve Class were 5.81% and 5.98%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Resource Class were 6.41% and 6.61%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  The Portfolio may compare the performance of a particular class or the performance of securities in which it may invest to:

    . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

    . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report--Registered Trademark-- of Holliston, Massachusetts or by Lipper, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

    . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

    . other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the yield of a class will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

  The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Portfolio's investment objective is set forth in each Prospectus under the heading, "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.

  Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Directors without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions--Investment Restrictions" in this Statement of Additional Information.

  Any percentage limitations with respect to assets of a Portfolio will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings and reverse repurchase agreements will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit each Portfolio's borrowing abilities.

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, taxable municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio may invest in bankers' acceptances, CDs, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, CDs and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

  The Portfolio will not invest more than 10% of its net assets in illiquid securities.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields (in such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities). Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account (the total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets). The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S. dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities (principally to broker-dealers) to the extent of 33 1/3% of its total assets. Such loans would be callable at any time and will be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit or debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments. Where voting or consent rights with respect to loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Portfolio's investment in the loaned securities. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

  INTERFUND LOANS. The Portfolio may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Portfolio and others. The Portfolio may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Portfolio's custodian or improper delivery instructions by a broker effectuating a transaction. It is anticipated that the Portfolio would not participate as a borrower in the interfund lending facility because it would rarely need to borrow cash to meet redemptions; however, it is anticipated that the Portfolio will be a lender to other AIM Funds under the interfund lending facility.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS--These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES--Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury, or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS--These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS--A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS--A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES--Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration.

  MASTER NOTES--Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  PARTICIPATION INTERESTS--The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

  REPURCHASE AGREEMENTS--A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Company's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act.

  REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

  INVESTMENT IN OTHER INVESTMENT COMPANIES--The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. With respect to the Portfolio's purchase of shares of another investment company, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

ELIGIBLE SECURITIES

  The Portfolio will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Company's Board of Directors has determined to present minimal credit risk.

COMMERCIAL PAPER RATINGS

  Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. The following is a description of the factors underlying the commercial paper ratings of Moody's Investors Service ("Moody's"), Standard & Poor's Rating Services ("S&P") and Fitch IBCA, Inc. ("Fitch").

  MOODY'S--The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

  S&P--Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

  FITCH--Fitch's short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

  Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

                                      F-2

  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the highest ratings.

                             PLUS(+) AND MINUS (-)

  Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F-1"

                                      LOC

  The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

  The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

  MOODY'S--The following are the two highest bond ratings of Moody's.

                                      AAA

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  S&P--The following are the four highest bond ratings of S&P; the lower two of which are referred to in the foregoing description of its commercial paper ratings.

                                      AAA

  Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                      AA

  Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

                                       A

  Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

                                      BBB

  The BBB, or medium grade category, is borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Market values of these bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

  FITCH--Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                      AA

  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

INVESTMENT RESTRICTIONS

 Fundamental Restrictions

  The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Portfolio's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after and is caused by an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (3) The Portfolio may not underwrite the securities of other issuers. The restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

    (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

    (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

    (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors of the Company has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

 Non-Fundamental Restrictions

  The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after and is caused by an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of the issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

    (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.

    (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

    (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

    (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions but include compensation in the form of a mark up or mark down.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general, in the Portfolio and in other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account (including affiliated money market funds) provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(E) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction of [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a fund may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates) and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

  Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Portfolio as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Portfolio from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Company's Board of Directors and any such purchases are reviewed at least quarterly by the Company's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Company was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 2000, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to each class of the Portfolio are declared to shareholders of record immediately after 5:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 5:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 5.00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 5:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

  The dividends accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Company incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year, the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate Portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a class of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the distributions and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Company that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

  A shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rated applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December 29, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Company.

                              FINANCIAL STATEMENTS

                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
October 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
August 31, 2000

                                                         PAR
                                               RATING   (000)       VALUE
COMMERCIAL PAPER - 55.18%(a)

BASIC INDUSTRIES - 0.82%

CHEMICALS (SPECIALTY) - 0.82%

Henkel Corp.
 6.53%                                        01/31/01 $ 87,000 $   84,601,313
------------------------------------------------------------------------------
 6.52%                                        02/16/01   57,000     55,265,680
------------------------------------------------------------------------------
 6.52%                                        02/20/01   50,000     48,442,444
==============================================================================
  Total Basic Industries                                           188,309,437
==============================================================================

CAPITAL GOODS - 0.22%

MACHINERY (DIVERSIFIED) - 0.22%

Dover Corp.
 6.49%                                        09/08/00   50,000     49,936,903
==============================================================================
  Total Capital Goods                                               49,936,903
==============================================================================

CONSUMER DURABLES - 0.43%

AUTOMOBILE - 0.43%

Daimler-Chrysler North America Holding Corp.
 6.55%                                        09/13/00  100,000     99,781,667
==============================================================================
  Total Consumer Durables                                           99,781,667
==============================================================================

CONSUMER NON-DURABLES - 0.54%

PUBLISHING (NEWSPAPERS) - 0.54%

Gannett Co., Inc.
 6.49%                                        10/24/00  125,000    123,805,660
==============================================================================
  Total Consumer Non-Durables                                      123,805,660
==============================================================================

ENERGY - 0.34%

OIL & GAS (REFINING) - 0.34%

Shell Oil Co.
 6.61%                                        11/03/00   76,832     76,832,000
==============================================================================
  Total Energy                                                      76,832,000
==============================================================================

FINANCIAL - 52.19%

ASSET BACKED SECURITIES - COMMERCIAL
 LOANS/LEASES - 4.80%

Atlantis One Funding Corp.
 6.60%                                        09/01/00  111,755    111,755,000
------------------------------------------------------------------------------
 6.62%                                        09/12/00  116,236    116,000,880
------------------------------------------------------------------------------
 6.52%                                        12/13/00  131,000    128,558,142
------------------------------------------------------------------------------
 6.56%                                        12/13/00  100,000     98,123,111
------------------------------------------------------------------------------
 6.60%                                        12/14/00   77,618     76,138,083
------------------------------------------------------------------------------
 6.63%                                        12/15/00  121,958    119,599,637
------------------------------------------------------------------------------

                                                     PAR
                                           RATING   (000)      VALUE
ASSET BACKED SECURITIES - COMMERCIAL
LOANS/LEASES - (CONTINUED)

Fleet Funding Corp.
 6.50%                                    09/13/00 $84,632 $   84,448,631
-------------------------------------------------------------------------
Fountain Square Commercial Funding
 6.53%                                    09/18/00  93,388     93,100,028
-------------------------------------------------------------------------
 6.59%                                    10/16/00  32,500     32,232,281
-------------------------------------------------------------------------
Sweetwater Capital Corp.
 6.52%                                    09/05/00  42,754     42,723,027
-------------------------------------------------------------------------
 6.53%                                    09/05/00 200,000    199,854,889
=========================================================================
                                                            1,102,533,709
=========================================================================

ASSET BACKED SECURITIES - CONSUMER
 RECEIVABLES - 0.91%

Old Line Funding Corp.
 6.50%                                    09/12/00  45,000     44,910,625
-------------------------------------------------------------------------
 6.53%                                    09/15/00  34,817     34,728,584
-------------------------------------------------------------------------
 6.52%                                    10/25/00  37,423     37,057,003
-------------------------------------------------------------------------
Thunder Bay Funding Inc.
 6.53%                                    09/07/00  51,015     50,959,479
-------------------------------------------------------------------------
 6.53%                                    09/15/00  40,482     40,379,198
=========================================================================
                                                              208,034,889
=========================================================================

ASSET BACKED SECURITIES - FULLY BACKED -
  15.25%

Aquinas Funding LLC
 6.68%                                    09/01/00 440,000    440,000,000
-------------------------------------------------------------------------
Aspen Funding Corp.
 6.54%                                    09/05/00  97,000     96,929,513
-------------------------------------------------------------------------
 6.51%                                    09/12/00  63,506     63,379,676
-------------------------------------------------------------------------
 6.20%                                    09/25/00 100,000     99,586,667
-------------------------------------------------------------------------
 6.05%                                    10/10/00  50,000     49,672,292
-------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
 6.52%                                    09/05/00 105,000    104,923,933
-------------------------------------------------------------------------
 6.51%                                    09/18/00 226,030    225,335,146
-------------------------------------------------------------------------
 6.52%                                    09/19/00 126,801    126,387,629
-------------------------------------------------------------------------
 6.52%                                    09/20/00 103,764    103,406,937
-------------------------------------------------------------------------
 6.62%                                    09/20/00  62,325     62,107,243
-------------------------------------------------------------------------
 6.55%                                    10/30/00  29,000     28,688,693
-------------------------------------------------------------------------
 6.58%                                    11/15/00  50,000     49,314,583
-------------------------------------------------------------------------
Enterprise Funding Corp.
 6.53%                                    12/13/00  15,421     15,132,889
-------------------------------------------------------------------------

                                                     PAR
                                           RATING   (000)       VALUE
ASSET BACKED SECURITIES - FULLY BACKED -
  (CONTINUED)

Forrestal Funding Master Trust
 6.55%                                    09/26/00 $142,000 $  141,354,097
--------------------------------------------------------------------------
 6.53%                                    11/08/00   62,095     61,329,093
--------------------------------------------------------------------------
 6.56%                                    11/09/00   42,434     41,900,463
--------------------------------------------------------------------------
 6.56%                                    11/15/00   40,000     39,453,333
--------------------------------------------------------------------------
 6.52%                                    11/17/00   47,144     46,486,551
--------------------------------------------------------------------------
 6.52%                                    11/21/00   20,500     20,199,265
--------------------------------------------------------------------------
Intrepid Funding Master Trust
 6.61%                                    09/05/00   68,596     68,545,620
--------------------------------------------------------------------------
 6.64%                                    09/06/00   30,234     30,206,118
--------------------------------------------------------------------------
 6.64%                                    09/08/00   40,694     40,641,460
--------------------------------------------------------------------------
 6.64%                                    09/26/00   31,004     30,861,037
--------------------------------------------------------------------------
 6.64%                                    11/17/00   82,310     81,141,015
--------------------------------------------------------------------------
 6.67%                                    12/08/00  100,000     98,185,639
--------------------------------------------------------------------------
Kitty Hawk Funding Corp.
 6.62%                                    09/11/00   76,279     76,138,731
--------------------------------------------------------------------------
Newport Funding Corp.
 6.05%                                    10/10/00   50,000     49,672,292
--------------------------------------------------------------------------
 6.22%                                    11/17/00   75,000     74,002,208
--------------------------------------------------------------------------
Old Slip Funding Corp.
 6.50%                                    09/07/00  125,508    125,372,033
--------------------------------------------------------------------------
Three Rivers Funding Corp.
 6.50%                                    09/11/00  123,018    122,795,884
--------------------------------------------------------------------------
 6.51%                                    09/20/00  156,693    156,154,629
--------------------------------------------------------------------------
 6.51%                                    09/22/00   47,509     47,328,585
--------------------------------------------------------------------------
Triple-A One Funding Corp.
 6.50%                                    09/13/00   59,056     58,928,045
--------------------------------------------------------------------------
Variable Funding Capital Corp.
 6.60%                                    09/07/00  100,000     99,890,000
--------------------------------------------------------------------------
 6.53%                                    09/18/00  100,000     99,691,639
--------------------------------------------------------------------------
 6.62%                                    09/18/00  100,000     99,687,389
--------------------------------------------------------------------------
 6.63%                                    09/22/00   80,017     79,707,534
--------------------------------------------------------------------------
 6.64%                                    09/25/00  100,000     99,557,333
--------------------------------------------------------------------------
 6.50%                                    11/09/00   50,000     49,377,083
--------------------------------------------------------------------------
 6.64%                                    12/13/00  100,000     98,100,222
==========================================================================
                                                             3,501,572,499
==========================================================================

                                                      PAR
                                            RATING   (000)       VALUE
ASSET BACKED SECURITIES - MULTI-PURPOSE -
 14.21%

Barton Capital Corp.
 6.50%                                     09/05/00 $ 90,000 $   89,935,000
---------------------------------------------------------------------------
 6.53%                                     09/08/00   55,713     55,642,260
---------------------------------------------------------------------------
 6.51%                                     10/06/00  100,000     99,367,083
---------------------------------------------------------------------------
Bavaria TRR Corp.
 6.52%                                     09/12/00  100,000     99,800,778
---------------------------------------------------------------------------
 6.51%                                     09/26/00   86,172     85,782,431
---------------------------------------------------------------------------
 6.51%                                     09/27/00   78,000     77,633,270
---------------------------------------------------------------------------
Clipper Receivables Corp.
 6.54%                                     09/07/00   50,000     49,945,500
---------------------------------------------------------------------------
 6.62%                                     09/12/00   70,628     70,485,135
---------------------------------------------------------------------------
 6.52%                                     10/27/00  100,000     98,985,778
---------------------------------------------------------------------------
 6.51%                                     11/02/00   90,000     88,990,950
---------------------------------------------------------------------------
Corporate Receivables Corp.
 6.10%                                     09/01/00  100,000    100,000,000
---------------------------------------------------------------------------
 6.53%                                     09/12/00   50,000     49,900,236
---------------------------------------------------------------------------
 6.55%                                     09/14/00  100,000     99,763,472
---------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
 6.06%                                     09/05/00  100,000     99,932,667
---------------------------------------------------------------------------
 6.53%                                     09/07/00  200,000    199,782,333
---------------------------------------------------------------------------
 6.51%                                     09/14/00  100,000     99,764,917
---------------------------------------------------------------------------
 6.54%                                     10/31/00  100,000     98,910,000
---------------------------------------------------------------------------
 6.50%                                     11/07/00  200,000    197,580,556
---------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 6.53%                                     09/07/00   32,000     31,965,173
---------------------------------------------------------------------------
 6.50%                                     09/11/00  172,675    172,363,226
---------------------------------------------------------------------------
 6.19%                                     09/18/00   43,007     42,881,288
---------------------------------------------------------------------------
Mont Blanc Capital Corp.
 6.53%                                     09/19/00   38,165     38,040,391
---------------------------------------------------------------------------
Monte Rosa Capital Corp.
 6.50%                                     09/05/00   54,215     54,175,845
---------------------------------------------------------------------------
 6.51%                                     10/10/00   71,000     70,499,273
---------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 6.50%                                     09/11/00   86,560     86,403,711
---------------------------------------------------------------------------
 6.19%                                     09/21/00   81,350     81,070,246
---------------------------------------------------------------------------
 6.50%                                     10/02/00  109,820    109,205,313
---------------------------------------------------------------------------
 6.48%                                     10/30/00   27,481     27,189,152
---------------------------------------------------------------------------

                                                          PAR
                                                RATING   (000)       VALUE
ASSET BACKED SECURITIES - MULTI-PURPOSE -
 (CONTINUED)

Quincy Capital Corp.
 6.50%                                         09/19/00 $ 71,010 $   70,779,218
-------------------------------------------------------------------------------
 6.51%                                         09/19/00  129,324    128,903,374
-------------------------------------------------------------------------------
 6.50%                                         09/22/00  102,875    102,484,932
-------------------------------------------------------------------------------
Receivables Capital Corp.
 6.50%                                         09/08/00   43,244     43,189,344
-------------------------------------------------------------------------------
Sheffield Receivables Corp.
 6.64%                                         09/14/00  100,000     99,760,222
-------------------------------------------------------------------------------
 6.51%                                         09/20/00  130,000    129,553,342
-------------------------------------------------------------------------------
 6.51%                                         09/21/00   45,400     45,235,803
-------------------------------------------------------------------------------
 6.51%                                         09/25/00   65,400     65,116,164
-------------------------------------------------------------------------------
 6.51%                                         09/27/00  100,650    100,176,777
===============================================================================
                                                                  3,261,195,160
===============================================================================


ASSET BACKED SECURITIES - TRADE RECEIVABLES -
 4.74%

Bills Securitization Ltd.
 6.54%                                         10/06/00   50,000     49,682,083
-------------------------------------------------------------------------------
 6.52%                                         11/08/00  100,000     98,768,444
-------------------------------------------------------------------------------
 6.57%                                         02/05/01  100,000     97,134,750
-------------------------------------------------------------------------------
 6.55%                                         02/07/01   40,000     38,842,833
-------------------------------------------------------------------------------
 6.54%                                         02/16/01  100,000     96,948,000
-------------------------------------------------------------------------------
Ciesco L.P.
 6.52%                                         09/01/00  147,000    147,000,000
-------------------------------------------------------------------------------
Corporate Asset Funding Co.
 6.52%                                         09/07/00  100,000     99,891,333
-------------------------------------------------------------------------------
 6.52%                                         09/11/00   75,000     74,864,167
-------------------------------------------------------------------------------
 6.54%                                         10/12/00   50,000     49,627,583
-------------------------------------------------------------------------------
Delaware Funding Corp.
 6.59%                                         09/14/00  101,729    101,486,913
-------------------------------------------------------------------------------
 6.55%                                         09/15/00   50,660     50,530,958
-------------------------------------------------------------------------------
Eureka Securitization, Inc.
 6.50%                                         09/11/00   50,000     49,909,722
-------------------------------------------------------------------------------
 6.50%                                         09/13/00   33,800     33,726,767
-------------------------------------------------------------------------------
 6.50%                                         09/27/00  100,000     99,530,556
===============================================================================
                                                                  1,087,944,109
===============================================================================

                                                PAR
                                      RATING   (000)       VALUE

BANKS (MAJOR REGIONAL) - 0.27%

Fortis Funding
 6.60%                               09/19/00 $ 25,000 $   24,917,500
---------------------------------------------------------------------
 6.52%                               02/02/01   37,320     36,279,104
=====================================================================
                                                           61,196,604
=====================================================================

BANKS (REGIONAL) - 0.22%

Bank of America Corp.
 6.20%                               09/25/00   50,000     49,793,500
=====================================================================
                                                           49,793,500
=====================================================================

BROKERAGE/INVESTMENTS - 2.78%

Bear, Stearns & Co., Inc.
 6.60%                               09/05/00  100,000     99,926,667
---------------------------------------------------------------------
 6.53%                               09/11/00  100,000     99,818,611
---------------------------------------------------------------------
Credit Suisse First Boston Inc.
 6.39%                               10/24/00   66,000     65,379,105
---------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
 6.53%                               09/06/00  100,000     99,909,306
---------------------------------------------------------------------
 6.60%                               09/13/00  100,000     99,780,000
---------------------------------------------------------------------
 6.62%                               09/15/00   75,000     74,806,917
---------------------------------------------------------------------
 6.41%                               10/25/00  100,000     99,038,500
=====================================================================
                                                          638,659,106
=====================================================================

CONSUMER FINANCE - 3.68%

Bank One Financial Corp.
 6.52%                               11/06/00   50,000     49,402,333
---------------------------------------------------------------------
 6.58%                               12/22/00  100,000     97,952,889
---------------------------------------------------------------------
General Motors Acceptance Corp.
 6.59%                               09/01/00  150,000    150,000,000
---------------------------------------------------------------------
 6.63%                               09/01/00  200,000    200,000,000
---------------------------------------------------------------------
 6.60%                               10/02/00  150,000    149,147,529
---------------------------------------------------------------------
 6.64%                               10/02/00  200,000    198,856,561
=====================================================================
                                                          845,359,312
=====================================================================

FINANCIAL - DIVERSIFIED - 5.33%

Associates First Capital Corp.
 6.67%                               09/01/00  200,000    200,000,000
---------------------------------------------------------------------
 6.52%                               09/13/00  150,000    149,674,000
---------------------------------------------------------------------
CSN Overseas
 6.53%                               12/04/00   60,000     58,976,967
---------------------------------------------------------------------

                                                          PAR
                                                RATING   (000)       VALUE

FINANCIAL - DIVERSIFIED - (CONTINUED)

GE Capital International Funding, Inc.
 6.52%                                         09/08/00 $164,500 $  164,291,451
-------------------------------------------------------------------------------
 6.52%                                         09/19/00  164,500    163,963,730
-------------------------------------------------------------------------------
General Electric Capital Corp.
 6.52%                                         02/28/01  125,000    120,925,000
-------------------------------------------------------------------------------
National Rural Utilities Coop
 6.20%                                         10/02/00   75,000     74,599,583
-------------------------------------------------------------------------------
Unilever Capital Corp.
 6.65%                                         09/07/01  180,000    180,000,000
-------------------------------------------------------------------------------
ZCM Matched Funding Corp.
 6.51%                                         12/12/00   38,700     37,986,179
-------------------------------------------------------------------------------
 6.53%                                         02/27/01   75,000     72,564,854
===============================================================================
                                                                  1,222,981,764
===============================================================================
Total Financial                                                  11,979,270,652
===============================================================================

UTILITIES - 0.64%

TELEPHONE - 0.64%

American Telephone and Telegraph Corp.
 6.59%                                         09/18/00  100,000     99,688,806
-------------------------------------------------------------------------------
SBC Communications, Inc.
 6.41%                                         10/10/00   48,478     48,141,361
===============================================================================
Total Utilities                                                     147,830,167
===============================================================================
TOTAL COMMERCIAL PAPER (Cost $12,665,766,486)                    12,665,766,486
===============================================================================

BANK NOTES - 0.87%

Bank of America
 6.33%                                         10/04/00  100,000    100,000,000
-------------------------------------------------------------------------------
National City Bank Cleveland
 6.98%                                         08/02/01  100,000     99,965,123
===============================================================================
Total Bank Notes (Cost $199,965,123)                                199,965,123
===============================================================================

CERTIFICATES OF DEPOSIT - 5.66%

Abbey National PLC
 6.60%                                         10/31/00  100,000    100,000,000
-------------------------------------------------------------------------------
 7.33%                                         05/16/01   75,000     75,000,000
-------------------------------------------------------------------------------
 7.42%                                         05/21/01  100,000    100,000,000
-------------------------------------------------------------------------------
Bank Austria
 6.48%                                         11/06/00   50,000     50,000,000
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
 6.32%                                         10/30/00   75,000     75,000,000
-------------------------------------------------------------------------------
Dexia Banque Belgique
 5.93%                                         09/29/00   35,000     34,987,370
-------------------------------------------------------------------------------

                                                  PAR
                                        RATING   (000)       VALUE
CERTIFICATES OF DEPOSIT - (CONTINUED)

First Union National Bank
 6.83%(b)                              02/20/01 $140,000 $  140,000,000
-----------------------------------------------------------------------
Huntington National Bank
 6.33%                                 10/16/00   75,000     75,000,000
-----------------------------------------------------------------------
National City Bank
 6.55%                                 01/31/01   50,000     49,990,108
-----------------------------------------------------------------------
National Westminster Bank
 6.32%                                 10/27/00  100,000    100,000,742
-----------------------------------------------------------------------
Marshall & Isley Bank
 7.04%                                 07/17/01  100,000    100,017,479
-----------------------------------------------------------------------
Rabobank Nederland
 6.30%                                 10/26/00   50,000     50,000,000
-----------------------------------------------------------------------
Societe Generale
 6.95%                                 05/02/01   50,000     49,993,694
-----------------------------------------------------------------------
Svenska Handelsbanken AB
 6.30%                                 10/26/00  100,000    100,000,000
-----------------------------------------------------------------------
 6.48%                                 11/06/00   50,000     50,000,000
-----------------------------------------------------------------------
 6.50%                                 01/29/01   50,000     49,990,237
-----------------------------------------------------------------------
 6.99%                                 07/17/01  100,000     99,987,590
=======================================================================
Total Certificates of Deposit (Cost
 $1,299,967,220)                                          1,299,967,220
=======================================================================

MASTER NOTE AGREEMENTS - 6.17%

Liquid Asset Backed Securities Trust
 6.62%(c)                              11/27/00  257,674    257,673,784
-----------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 6.88%(d)                              08/20/01  373,500    373,500,000
-----------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
 6.81%(e)                              11/01/00  250,000    250,000,000
-----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 6.79%(f)                              09/01/00  536,000    536,000,000
=======================================================================
Total Master Note Agreements (Cost
 $1,417,173,784)                                          1,417,173,784
=======================================================================

MEDIUM TERM NOTES - 3.69%

American Telephone & Telegraph Corp.
 6.67%                                 03/08/01   75,000     75,000,000
-----------------------------------------------------------------------
 6.75%(g)                              07/13/01   75,000     75,000,000
-----------------------------------------------------------------------
 6.65%(h)                              07/19/01   90,000     90,000,000
-----------------------------------------------------------------------
Bear Stearns & Co., Inc.
 6.88%(b)                              11/14/00  122,200    122,200,000
-----------------------------------------------------------------------

                                                          PAR
                                                RATING   (000)       VALUE
MEDIUM TERM NOTES - (CONTINUED)

Credit Suisse First Boston Ltd.
 6.84%(b)                                      11/14/00 $ 80,000 $   80,000,000
-------------------------------------------------------------------------------
Merrill Lynch & Co.
 6.67%(b)                                      03/09/01  100,000     99,989,728
-------------------------------------------------------------------------------
 6.66%(b)                                      04/16/01   70,000     69,987,116
-------------------------------------------------------------------------------
 7.12%                                         07/24/01  100,000    100,000,000
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 6.68%(b)                                      09/06/00  100,000    100,000,000
-------------------------------------------------------------------------------
Toyota Motor Credit Corp.
 6.81%(b)                                      09/20/00   35,000     35,000,000
===============================================================================
Total Medium Term Notes (Cost $847,176,844)                         847,176,844
===============================================================================

PROMISSORY NOTES - 4.79%

Goldman Sachs Group, L.P.
 6.70%                                         11/15/00  200,000    200,000,000
-------------------------------------------------------------------------------
 6.95%                                         12/20/00  200,000    200,000,000
-------------------------------------------------------------------------------
 7.01%                                         12/27/00  300,000    300,000,000
-------------------------------------------------------------------------------
 6.97%                                         12/28/00  100,000    100,000,000
-------------------------------------------------------------------------------
 6.84%                                         02/15/01  200,000    200,000,000
-------------------------------------------------------------------------------
 6.84%                                         02/20/01  100,000    100,000,000
===============================================================================
Total Promissory Notes (Cost $1,100,000,000 )                     1,100,000,000
===============================================================================

U.S. GOVERNMENT AGENCY SECURITIES - 0.25%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.25%

Pass Through Certificates Wesley Commercial
 and Residential Security Funding
 6.65%                                         03/29/01   57,282     57,281,903
===============================================================================
Total U.S. Government Agency Securities (Cost
 $57,281,903 )                                                       57,281,903
===============================================================================

VARIABLE RATE DEMAND BONDS - 2.43%

B. Braun Medical Inc.; RB (LOC-First Union
 National Bank)
 6.68%(i)                                      02/01/15   46,189     46,189,000
-------------------------------------------------------------------------------
Belk, Inc.; RB (LOC-First Union National
 Bank)
 6.68%(i)                                      07/01/08   63,200     63,200,000
-------------------------------------------------------------------------------
BMC Special Care Facilities; RB
 6.60%(i)(j)                                   11/15/29   20,000     20,000,000
-------------------------------------------------------------------------------
Brosis Finance, LLC; RB (LOC-Wachovia Bank)
 6.62%(i)                                      09/01/19   19,700     19,700,000
-------------------------------------------------------------------------------
California Housing Financing Authority; RB
 6.63%(i)(j)                                   08/01/12   40,000     40,000,000
-------------------------------------------------------------------------------
 6.60%(i)(j)                                   02/01/17   70,000     70,000,000
-------------------------------------------------------------------------------

                                                          PAR
                                                RATING   (000)       VALUE
VARIABLE RATE DEMAND BONDS - (CONTINUED)


Capital One Funding Corp.; Floating Rate
 Notes (LOC-Bank One)
 6.70%(i)                                      07/01/20 $ 13,675 $   13,675,000
-------------------------------------------------------------------------------
 6.70%(i)                                      09/01/20   17,700     17,700,000
-------------------------------------------------------------------------------
Catholic Health Initiatives; RB
 6.70%(i)(j)                                   12/01/27   21,000     21,000,000
-------------------------------------------------------------------------------
Chatham Capital Corp.; VRD Notes (LOC-Bank
 One)
 6.70%(i)                                      07/01/20   17,000     17,000,000
-------------------------------------------------------------------------------
Conneticut State Housing Financing Authority;
 RB
 6.60%(i)(j)                                   11/15/16   47,920     47,920,000
-------------------------------------------------------------------------------
Foxworh-Galbraith Lumber Co.; Floating Rate
 Notes (LOC-Bank One)
 6.70%(i)                                      04/01/21   26,600     26,600,000
-------------------------------------------------------------------------------
Gulf States Paper Corp.; RB (LOC-Wachovia
 Bank)
 6.62%(i)                                      11/01/18   25,000     25,000,000
-------------------------------------------------------------------------------
Michigan State Housing Development Authority;
 RB
 6.60%(i)(j)                                   12/01/20   25,000     25,000,000
-------------------------------------------------------------------------------
Rhode Island State Student Loan Authority; RB
 6.60%(i)(j)                                   12/01/34   15,000     15,000,000
-------------------------------------------------------------------------------
Southeastern Retirement Association Tax,
 Inc.; RB (LOC-First Union
 National Bank)
 6.68%(i)                                      08/01/19   34,525     34,525,000
-------------------------------------------------------------------------------
Texas (State of) Veteran's Housing Assistance
 Program; Unlimited Tax GO
 6.60%(i)(j)                                   12/01/29   25,000     25,000,000
-------------------------------------------------------------------------------
TP Racing LLP; VRD Notes (LOC-Bank One)
 6.70%(i)                                      06/01/30   30,000     30,000,000
===============================================================================
Total Revenue Bonds (Cost $557,509,000)                             557,509,000
===============================================================================

TIME DEPOSITS - 9.15%

Banque Bruxelles Lambert-London
 6.67%                                         09/01/00  940,000    940,000,000
-------------------------------------------------------------------------------
Deutsche Bank-Cayman
 6.59%                                         09/01/00  500,000    500,000,000
-------------------------------------------------------------------------------
 6.69%                                         09/01/00   13,000     13,000,000
-------------------------------------------------------------------------------
Societe Generale-Cayman
 6.56%                                         09/01/00  212,406    212,405,939
-------------------------------------------------------------------------------
Svenska Handelsbanken AB-Cayman
 6.69%                                         09/01/00  222,000    222,000,000
-------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman
 6.69%                                         09/01/00  213,000    213,000,000
===============================================================================
Total Time Deposits (Cost $2,100,405,939)                         2,100,405,939
===============================================================================

                                                        PAR
                                             RATING    (000)        VALUE
REPURCHASE AGREEMENTS(K) -- 14.01%

Barclays Capital Inc.
 6.68%(l)                                   09/01/00 $ 290,842 $   290,842,039
-------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
 6.67%(m)                                         --   572,000     572,000,000
-------------------------------------------------------------------------------
BNP Capital Markets, LLC
 6.68%(n)                                   09/01/00   238,118     238,117,655
-------------------------------------------------------------------------------
Duetsche Bank Securities Inc.
 6.66%(o)                                   09/01/00    47,000      47,000,000
-------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 6.68%(p)                                   09/01/00   146,239     146,239,435
-------------------------------------------------------------------------------
Solomon Smith Barney Inc.
 6.67%(q)                                         --   843,000     843,000,000
-------------------------------------------------------------------------------
SG Cowen Securities Corp.
 6.68%(r)                                   09/01/00   499,537     499,537,300
-------------------------------------------------------------------------------
UBS Warburg
 6.68%(s)                                   09/01/00   498,174     498,174,426
-------------------------------------------------------------------------------
 6.61%(t)                                   09/01/00    60,671      60,670,815
-------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 6.67%(u)                                   09/01/00    17,934      17,933,538
===============================================================================
Total Repurchase Agreements (Cost
 $3,213,515,208)                                                 3,213,515,208
===============================================================================
TOTAL INVESTMENTS (COST $23,458,761,507) -
  102.20%                                                       23,458,761,507
===============================================================================
LIABILITIES LESS OTHER ASSETS - (2.20)%                           (505,880,616)
===============================================================================
NET ASSETS - 100.00%                                           $22,952,880,891
_______________________________________________________________________________
===============================================================================

INVESTMENT ABBREVIATIONS:
GO   General Obligation
LOC  Letter of Credit
RB   Revenue Bonds
VRD  Variable Rate Demand

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/00.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/00.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/00.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/00.
(f) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/00.
(g) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/00.
(h) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/00.
(i) Demand security; payable upon demand by the Fund with usually no more than seven claendar days' notice.
(j) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Morgan Guaranty Trust.
(k) Collateral on repurchase agreements, including the Portfolio's pro-rate interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) Joint repurchase agreement entered into 08/31/00 with a maturing value of $337,904,727. Collateralized by $344,076,000 U.S. Government obligations, 5.47% to 7.63% due 02/15/02 to 09/15/09 with an aggregate market value at 08/31/00 of $344,599,443.
(m) Open repurchase agreement; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $829,785,216 U.S. Government obligations, 0% to 10.50% due 09/01/00 to 04/01/33 with an aggregate market value of $619,673,747.
(n) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $649,836,000 U.S. Government obligations, 0% to 7.13% due 09/01/00 to 11/15/21 with an aggregate market value at 08/31/00 of $510,000,646.
(o) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,000. Collateralized by $203,361,000 U.S. Government obligations, 0% to 7.25% due 11/09/00 to 01/15/10 with an aggregate market value at 08/31/00 of $204,000,357.
(p) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,111. Collateralized by $311,957,842 U.S. Government obligations, 6.00% to 11.50% due 03/15/13 to 08/20/30 with an aggregate market value at 08/31/00 of $204,000,769.
(q) Open repurchase agreement; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,014,955,000 U.S. Government obligations, 0% to 9.375% due 09/01/00 to 05/15/30 with an aggregate market value of $933,151,358.
(r) Joint repurchase agreement entered into 08/31/00 with a maturing value of $1,000,185,556. Collateralized by $1,548,287,613 U.S. Government
    obligations, 0% to 8.88% due 06/21/01 to 10/01/38 with an aggregate market value at 08/31/00 of $1,022,076,846.
(s) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $595,433,104 U.S. Government obligations, 5.50% to 8.50% due 12/15/01 to 01/15/33 with an aggregate market value at 08/31/00 of $510,002,119.
(t) Joint repurchase agreement entered into 08/31/00 with a maturing value of $600,110,167. Collateralized by $1,484,465,000 U.S. Government obligations, 0% to 6.50% due 02/15/11 to 11/15/26 with an aggregate market value at 08/31/00 of $612,002,098.
(u) Joint repurchase agreement entered into 08/31/00 with a maturing value of $75,013,896. Collateralized by $77,459,000 U.S. Government obligations, 5.13% to 7.63% due 03/15/02 to 10/15/08 with an aggregate market value at 08/31/00 of $76,500,286.
(v) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000

ASSETS:

Investments, excluding repurchase agreements at value
 (amortized cost)                                             $20,245,246,299
-----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                          3,213,515,208
-----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                     300,000
-----------------------------------------------------------------------------
 Interest                                                          66,266,411
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             111,245
-----------------------------------------------------------------------------
Other assets                                                            1,459
=============================================================================
 Total assets                                                  23,525,440,622
=============================================================================

LIABILITIES:

Payables for:
 Investments purchased                                            436,002,944
-----------------------------------------------------------------------------
 Dividends                                                        132,366,985
-----------------------------------------------------------------------------
 Deferred compensation plan                                           111,245
-----------------------------------------------------------------------------
Accrued advisory fees                                               1,138,834
-----------------------------------------------------------------------------
Accrued administrative services fees                                   76,328
-----------------------------------------------------------------------------
Accrued distribution fees                                             863,646
-----------------------------------------------------------------------------
Accrued directors' fees                                                 9,405
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           393,528
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,596,816
=============================================================================
 Total liabilities                                                572,559,731
=============================================================================
Net assets applicable to shares outstanding                   $22,952,880,891
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $17,353,163,293
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   952,176,821
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    14,179,239
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 3,528,435,384
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $     2,494,778
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,102,431,376
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            17,352,856,341
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          952,280,713
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          14,179,336
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           3,528,373,977
_____________________________________________________________________________
=============================================================================
Reserve Class                                                       2,494,442
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,102,498,998
_____________________________________________________________________________
=============================================================================

Net asset value, offering and redemption price per share for
 all classes                                                            $1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2000

INVESTMENT INCOME:

Interest income                                       $1,113,419,609
=====================================================================

EXPENSES:

Advisory fees                                             27,218,774
---------------------------------------------------------------------
Administrative services fee                                  692,246
---------------------------------------------------------------------
Custodian fees                                               648,473
---------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                  3,645,780
---------------------------------------------------------------------
 Personal Investment Class                                    49,839
---------------------------------------------------------------------
 Cash Management Class                                     3,004,589
---------------------------------------------------------------------
 Resource Class                                            1,626,640
---------------------------------------------------------------------
 Reserve Class                                                 5,478
---------------------------------------------------------------------
Transfer agent fees                                        2,922,649
---------------------------------------------------------------------
Directors' fees                                               59,594
---------------------------------------------------------------------
Other                                                      2,216,743
=====================================================================
  Total expenses                                          42,090,805
=====================================================================
Less: Fees waived                                        (19,315,495)
=====================================================================
  Net expenses                                            22,775,310
=====================================================================
Net investment income                                  1,090,644,299
=====================================================================

Net realized gain from investment securities                 154,297
=====================================================================
Net increase in net assets resulting from operations  $1,090,798,596
_____________________________________________________________________
=====================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2000 and 1999

                                                    2000             1999
                                              ----------------  --------------
OPERATIONS:

 Net investment income                        $  1,090,644,299  $  326,765,434
-------------------------------------------------------------------------------
  Net realized gain from investment securities         154,297         672,252
===============================================================================
  Net increase in net assets resulting from
    operations                                   1,090,798,596     327,437,686
===============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                              (819,063,962)   (264,791,600)
-------------------------------------------------------------------------------
 Private Investment Class                          (42,833,302)     (9,376,339)
-------------------------------------------------------------------------------
 Personal Investment Class                            (381,558)         (3,765)
-------------------------------------------------------------------------------
 Cash Management Class                            (179,752,801)    (46,551,990)
-------------------------------------------------------------------------------
 Reserve Class                                         (31,155)             --
-------------------------------------------------------------------------------
 Resource Class                                    (48,581,521)     (6,041,740)
-------------------------------------------------------------------------------
Share transactions-net:
 Institutional Class                            12,810,951,839   1,443,831,767
-------------------------------------------------------------------------------
 Private Investment Class                          686,248,372     195,962,108
-------------------------------------------------------------------------------
 Personal Investment Class                          13,185,345         993,991
-------------------------------------------------------------------------------
 Cash Management Class                           2,449,622,086     422,714,933
-------------------------------------------------------------------------------
 Reserve Class                                       2,494,442              --
-------------------------------------------------------------------------------
 Resource Class                                    795,729,159     220,706,636
===============================================================================
   Net increase in net assets                   16,758,385,540   2,284,881,687
===============================================================================

NET ASSETS:

 Beginning of year                               6,194,495,351   3,909,613,664
===============================================================================
 End of year                                  $ 22,952,880,891  $6,194,495,351
_______________________________________________________________________________
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)   $ 22,952,683,807  $6,194,452,564
-------------------------------------------------------------------------------
 Undistributed net realized gain from
  investment securities                                197,084          42,787
===============================================================================
                                              $ 22,952,880,891  $6,194,495,351
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio"). The Portfolio currently offers six separate classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Portfolio to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the year ended August 31, 2000, AIM waived fees of $17,238,557.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2000, AIM was paid $692,246 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2000, AFS was paid $2,311,102 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private

Investment Class, the Personal Investment Class and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, and 0.80%, respectively, of the average daily net assets attributable to such class. During the year ended August 31, 2000, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,187,468, $33,226, $2,403,671, $4,382 and $1,626,640, respectively, as compensation under the Plan and FMC waived fees of $2,076,938.
 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS. During the year ended August 31, 2000, the Portfolio paid legal fees of
$27,327 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2000 and 1999 were as follows:

                                      2000                                1999
                        ----------------------------------  ----------------------------------
                             SHARES            AMOUNT            SHARES            AMOUNT
                        ----------------  ----------------  ----------------  ----------------
Sold:
  Institutional Class    276,810,497,861  $276,810,497,861   153,902,899,999  $153,902,899,999
-----------------------------------------------------------------------------------------------
  Private Investment
   Class                   9,480,135,664     9,480,135,664     4,203,510,271     4,203,510,271
-----------------------------------------------------------------------------------------------
  Personal Investment
   Class*                     49,930,354        49,930,354         1,117,987         1,117,987
-----------------------------------------------------------------------------------------------
  Cash Management Class   45,189,142,640    45,189,142,640    14,321,528,231    14,321,528,231
-----------------------------------------------------------------------------------------------
  Reserve Class*               9,708,124         9,708,124                --                --
-----------------------------------------------------------------------------------------------
  Resource Class           9,161,613,669     9,161,613,669     2,669,302,439     2,669,302,439
-----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        121,655,567       121,655,567        32,251,894        32,251,894
-----------------------------------------------------------------------------------------------
  Private Investment
   Class                       7,609,919         7,609,919         3,157,926         3,157,926
-----------------------------------------------------------------------------------------------
  Personal Investment
   Class*                        236,684           236,684               255               255
-----------------------------------------------------------------------------------------------
  Cash Management Class      108,025,697       108,025,697        34,021,495        34,021,495
-----------------------------------------------------------------------------------------------
  Reserve Class*                   4,324             4,324                --                --
-----------------------------------------------------------------------------------------------
  Resource Class              42,938,412        42,938,412         5,318,298         5,318,298
-----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (264,121,201,589) (264,121,201,589) (152,491,320,126) (152,491,320,126)
-----------------------------------------------------------------------------------------------
  Private Investment
   Class                  (8,801,497,211)   (8,801,497,211)   (4,010,706,089)   (4,010,706,089)
-----------------------------------------------------------------------------------------------
  Personal Investment
   Class*                    (36,981,693)      (36,981,693)         (124,251)         (124,251)
-----------------------------------------------------------------------------------------------
  Cash Management Class  (42,847,546,251)  (42,847,546,251)  (13,932,834,793)  (13,932,834,793)
-----------------------------------------------------------------------------------------------
  Reserve Class*              (7,218,006)       (7,218,006)               --                --
-----------------------------------------------------------------------------------------------
  Resource Class          (8,408,822,922)   (8,408,822,922)   (2,453,914,101)   (2,453,914,101)
===============================================================================================
                          16,758,231,243  $ 16,758,231,243     2,284,209,435  $  2,284,209,435
_______________________________________________________________________________________________
===============================================================================================

* The Personal Investment Class and Reserve Class commenced sales on January 4, 1999 and January 14, 2000, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Cash Management Class outstanding throughout the periods indicated.

                                          CASH MANAGEMENT CLASS
                         --------------------------------------------------------------
                                                                       JANUARY 16, 1996
                                     YEAR ENDED AUGUST 31,               (DATE SALES
                         --------------------------------------------   COMMENCED) TO
                            2000           1999       1998     1997    AUGUST 31, 1996
                         ----------     ----------  --------  -------  ----------------
Net asset value,
 beginning of period     $     1.00     $     1.00  $   1.00  $  1.00      $  1.00
---------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.06           0.05      0.06     0.05         0.03
---------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income           (0.06)         (0.05)    (0.06)   (0.05)       (0.03)
=======================================================================================
Net asset value, end of
 period                  $     1.00     $     1.00  $   1.00  $  1.00      $  1.00
_______________________________________________________________________________________
=======================================================================================
 Total return(a)               6.04%          5.09%     5.66%    5.50%        3.32%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental
 data:
 Net assets, end of year
  (000s omitted)         $3,528,435     $1,078,777  $655,975  $83,487      $53,209
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.17%(b)       0.17%     0.16%    0.15%        0.10%(c)
---------------------------------------------------------------------------------------
 Without fee waivers           0.29%(b)       0.28%     0.28%    0.28%        0.34%(c)
_______________________________________________________________________________________
=======================================================================================
Ratio of net investment
 income to average net
 assets                        5.96%(b)       4.94%     5.51%    5.38%        5.27%(c)
_______________________________________________________________________________________
=======================================================================================

(a)Not annualized for periods less than one year.

(b)Ratios are based on average net assets of $3,004,558,850.

(c)Annualized.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.

                                           INSTITUTIONAL CLASS
                         --------------------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                         --------------------------------------------------------------
                            2000            1999        1998        1997        1996
                         -----------     ----------  ----------  ----------  ----------
Net asset value,
 beginning of period     $      1.00     $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.06           0.05        0.06        0.05        0.06
========================================================================================
Less distributions:
  Dividends from net
   investment income           (0.06)         (0.05)      (0.06)      (0.05)      (0.06)
========================================================================================
Net asset value, end of
 period                  $      1.00     $     1.00  $     1.00  $     1.00  $     1.00
________________________________________________________________________________________
========================================================================================
Total return                    6.12%          5.17%       5.74%       5.58%       5.68%
________________________________________________________________________________________
========================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $17,353,163     $4,541,935  $3,097,539  $3,787,357  $1,988,755
________________________________________________________________________________________
========================================================================================
Ratio of expenses to
 average net assets:
  With fee waivers              0.09%(a)       0.09%       0.08%       0.06%       0.03%
----------------------------------------------------------------------------------------
  Without fee waivers           0.19%(a)       0.18%       0.18%       0.18%       0.18%
________________________________________________________________________________________
========================================================================================
Ratio of net investment
 income to average net
 assets                         6.04%(a)       5.02%       5.59%       5.46%       5.52%
________________________________________________________________________________________
========================================================================================

(a) Ratios are based on average net assets of $13,591,591,721.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Personal Investment Class outstanding throughout the periods indicated.

                                               PERSONAL INVESTMENT CLASS
                                               -----------------------------
                                                             JANUARY 4, 1999
                                               YEAR ENDED      (DATE SALES
                                               AUGUST 31,     COMMENCED) TO
                                                  2000       AUGUST 31, 1999
                                               ----------    ---------------
Net asset value, beginning of period            $  1.00           $1.00
-----------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.05            0.01
-----------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.05)          (0.01)
=======================================================================
Net asset value, end of period                  $  1.00           $1.00
_______________________________________________________________________
=======================================================================
Total return(a)                                    5.60%           2.94%
_______________________________________________________________________
=======================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)          $14,179           $ 994
_______________________________________________________________________
=======================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 0.59%(b)        0.59%(c)
-----------------------------------------------------------------------
  Without fee waivers                              0.94%(b)        0.93%(c)
_______________________________________________________________________
=======================================================================
Ratio of net investment income to average net
 assets                                            5.54%(b)        4.52%(c)
_______________________________________________________________________
=======================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of $6,645,208.

(c) Annualized.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Private Investment Class outstanding throughout the periods indicated.

                                      PRIVATE INVESTMENT CLASS
                         ----------------------------------------------------------
                                                                  FEBRUARY 16, 1996
                               YEAR ENDED AUGUST 31,                 (DATE SALES
                         ---------------------------------------    COMMENCED) TO
                           2000         1999     1998     1997     AUGUST 31, 1996
                         --------     --------  -------  -------  -----------------
Net asset value,
 beginning of period     $   1.00     $   1.00  $  1.00  $  1.00       $  1.00
------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income      0.06         0.05     0.05     0.05          0.03
------------------------------------------------------------------------------
Less distributions from
 net investment income      (0.06)       (0.05)   (0.05)   (0.05)        (0.03)
==============================================================================
Net asset value, end of
 period                  $   1.00     $   1.00  $  1.00  $  1.00       $  1.00
______________________________________________________________________________
==============================================================================
Total return(a)              5.81%        4.85%    5.43%    5.27%         2.74%
______________________________________________________________________________
==============================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $952,177     $266,031  $70,058  $70,856       $44,981
______________________________________________________________________________
==============================================================================
Ratio of expenses to
 average net assets:
  With fee waivers           0.39%(b)     0.39%    0.38%    0.36%         0.32%(c)
------------------------------------------------------------------------------
  Without fee waivers        0.69%(b)     0.68%    0.68%    0.68%         0.69%(c)
______________________________________________________________________________
==============================================================================
Ratio of net investment
 income to average net
 assets                      5.74%(b)     4.72%    5.29%    5.16%         5.04%(c)
______________________________________________________________________________
==============================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of $729,155,978.

(c) Annualized.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Reserve Class outstanding throughout the periods indicated.

                                                       RESERVE CLASS
                                                      ----------------
                                                      JANUARY 14, 2000
                                                        (DATE SALES
                                                       COMMENCED) TO
                                                      AUGUST 31, 2000
                                                      ----------------
Net asset value, beginning of period                       $ 1.00
-----------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.03
-----------------------------------------------------------------
Less distributions from net investment income               (0.03)
=================================================================
Net asset value, end of period                             $ 1.00
_________________________________________________________________
=================================================================
Total return(a)                                              3.48%
_________________________________________________________________
=================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                     $2,495
_________________________________________________________________
=================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           0.89%(b)
-----------------------------------------------------------------
  Without fee waivers                                        1.19%(b)
_________________________________________________________________
=================================================================
Ratio of net investment income to average net assets         5.24%(b)
_________________________________________________________________
=================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $867,937.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Resource Class outstanding throughout the periods indicated.

                                           RESOURCE CLASS
                           ----------------------------------------------------
                                                             SEPTEMBER 23, 1996
                                  YEAR ENDED AUGUST 31,         (DATE SALES
                           --------------------------------    COMMENCED) TO
                              2000          1999     1998     AUGUST 31, 1997
                           ----------     --------  -------  ------------------
Net asset value,
 beginning of period       $     1.00     $   1.00  $  1.00       $  1.00
-------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income          0.06         0.05     0.05          0.05
-------------------------------------------------------------------------
Less distributions from
 net investment income          (0.06)       (0.05)   (0.05)        (0.05)
=========================================================================
Net asset value, end of
 period                    $     1.00     $   1.00  $  1.00       $  1.00
_________________________________________________________________________
=========================================================================
Total return(a)                  5.91%        4.96%    5.53%         5.04%
_________________________________________________________________________
=========================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)            $1,102,431     $306,758  $86,041       $80,510
_________________________________________________________________________
=========================================================================
Ratio of expenses to
 average net assets:
  With fee waivers               0.29%(b)     0.29%    0.28%         0.27%(c)
-------------------------------------------------------------------------
  Without fee waivers            0.39%(b)     0.38%    0.38%         0.39%(c)
_________________________________________________________________________
=========================================================================
Ratio of net investment
 income to average net
 assets                          5.84%(b)     4.82%    5.40%         5.34%(c)
_________________________________________________________________________
=========================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average net assets of $813,320,125.
(c) Annualized.

                                                       STATEMENT OF
                                                       ADDITIONAL INFORMATION

                           SHORT-TERM INVESTMENTS CO.

                                PRIME PORTFOLIO
                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                 ------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH
           OF THE ABOVE-NAMED CLASSES OF THE PRIME PORTFOLIO, COPIES
                      OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                      SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                                 ------------

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2000, AS
                           REVISED FEBRUARY 23, 2001

    RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE PRIME
      PORTFOLIO: CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 29, 2000, INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 29, 2000, PERSONAL INVESTMENT
 CLASS PROSPECTUS DATED DECEMBER 29, 2000, PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 29, 2000, RESERVE CLASS PROSPECTUS DATED DECEMBER 29, 2000 AND
               RESOURCE CLASS PROSPECTUS DATED DECEMBER 29, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
      Introduction......................................................... B-3
      General Information about the Company................................ B-3
        The Company and Its Shares......................................... B-3
        Directors and Officers............................................. B-4
        Remuneration of Directors.......................................... B-7
        AIM Funds Retirement Plan for Eligible Directors/Trustees.......... B-7
        Deferred Compensation Agreements................................... B-8
        Investment Advisor................................................. B-8
        Administrator...................................................... B-9
        Expenses........................................................... B-10
        Transfer Agent and Custodian....................................... B-10
        Legal Matters...................................................... B-10
        Reports............................................................ B-10
        Sub-Accounting..................................................... B-10
        Principal Holders of Securities.................................... B-11
        Liquid Assets Portfolio............................................ B-11
        Prime Portfolio.................................................... B-13
      Share Purchases and Redemptions...................................... B-16
        Purchases and Redemptions.......................................... B-16
        Redemptions by the Company......................................... B-16
        Net Asset Value Determination...................................... B-16
        Distribution Agreement............................................. B-17
        Distribution Plan.................................................. B-17
        Banking Regulations................................................ B-19
        Performance Information............................................ B-19
        Redemptions in Kind................................................ B-20
      Investment Program and Restrictions.................................. B-20
        Investment Program................................................. B-20
        Investment Policies................................................ B-21
        Eligible Securities................................................ B-23
        Commercial Paper Ratings........................................... B-23
        Bond Ratings....................................................... B-23
        Investment Restrictions............................................ B-25
      Portfolio Transactions and Brokerage................................. B-26
        General Brokerage Policy........................................... B-26
        Allocation of Portfolio Transactions............................... B-26
        Section 28(e) Standards............................................ B-27
      Dividends, Distributions and Tax Matters............................. B-28
        Dividends and Distributions........................................ B-28
        Tax Matters........................................................ B-28
        Qualification as a Regulated Investment Company.................... B-28
        Excise Tax On Regulated Investment Companies....................... B-29
        Portfolio Distributions............................................ B-29
        Sale or Redemption of Shares....................................... B-29
        Foreign Shareholders............................................... B-30
        Effect of Future Legislation; Local Tax Considerations............. B-30
      Financial Statements.................................................   FS

                                 INTRODUCTION

  The Prime Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the Company), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 29, 2000, the Institutional Class Prospectus dated December 29, 2000, the Personal Investment Class Prospectus dated December 29, 2000, the Private Investment Class Prospectus dated December 29, 2000, the Reserve Class Prospectus dated December 29, 2000 and the Resource Class Prospectus dated December 29, 2000 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Company and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; thus, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

  The Company is an open-end series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Company and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Company are redeemable at their net asset value at the option of the shareholder or at the option of the Company in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "Redeeming Shares."

  The Company offers on a continuous basis shares representing an interest in one of two diversified portfolios: the Portfolio and the Liquid Assets Portfolio. The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Liquid Assets Portfolio also consists of six classes of shares. Each class of shares has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to the six classes of the Portfolio. The classes of the Liquid Assets Portfolio are offered pursuant to separate prospectuses and a separate statement of additional information.

  As used in each Prospectus, the term "majority of the outstanding shares" of the Company, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, such portfolio or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, such portfolio or such class.

  Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for election of directors can elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

  The Articles of Incorporation of the Company authorizes the issuance of
298.98 billion shares with a par value of $.001 each, of which 148.46 billion shares represent an interest in the Liquid Assets Portfolio (or class thereof) and 103.12 billion shares represent an interest in the Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that portfolio (or class).

  The assets received by the Company for the issue or sale of shares of each of the portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that portfolio and constitute the underlying assets of that portfolio. The underlying assets of each of the portfolios are segregated and are charged with the expenses with respect to that portfolio and with a share of the general expenses of the Company. While the expenses of the Company are allocated to the separate books of account of each of the portfolios, certain expenses may be legally chargeable against the assets of the entire Company.

  The Articles of Incorporation provide that no director or officer of the Company shall be liable to the Company or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Company against any liability to the Company or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Company shall indemnify and advance expenses to its currently acting and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, by By-Law, resolution or agreement, make further provision for indemnification of directors, officers, employees and agents of the Company to the fullest extent permitted by the Maryland General Corporation Law.

  As described in each Prospectus, the Company will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by one or more shareholders who have been such for at least six months and who hold shares constituting 5% of the outstanding shares, the Company will provide a list of shareholders to the requesting shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to the Company, including agreements with the Portfolios' investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Portfolios and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

DIRECTORS AND OFFICERS

  The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                          POSITIONS HELD
          NAME, ADDRESS AND AGE          WITH REGISTRANT        PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
=====================================================================================================================
  *ROBERT H. GRAHAM (54)                Director, Chairman      Director, President and Chief Executive Officer,
                                          and President         A I M Management Group Inc.; Director and
                                                                President, A I M Advisors, Inc.; Director
                                                                and Senior Vice President, A I M Capital
                                                                Management, Inc., A I M Distributors, Inc.,
                                                                A I M Fund Services, Inc. and Fund Management
                                                                Company; and Director and Vice Chairman,
                                                                AMVESCAP PLC.

---------------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (56)                     Director           Director, ACE Limited (insurance company). Formerly,
  906 Frome Lane                                                Director, President and Chief Executive Officer, COMSAT
  McLean, VA 22102                                              Corporation; and Chairman, Board of Governors of
                                                                INTELSAT (international communications company).

--------------------------------------------------------------------------------------------------------------------
  OWEN DALY II (76)                          Director           Formerly, Director, Cortland Trust, Inc. (investment
  Six Blythewood Road                                           company), CF & I Steel Corp., Monumental Life
  Baltimore, MD 21210                                           Insurance Company and Monumental General Insurance
                                                                Company; and Chairman of the Board of Equitable
                                                                Bancorporation.

--------------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN (59)                      Director           Chairman of the Board of Directors, Cortland Trust,
  1815 Central Park Drive                                       Inc. (investment company) and DHJ Media, Inc.;
  P.O. Box 774000-PMB 1222                                      and Director, Magellan Insurance Company. Formerly,
  Steamboat Springs, CO 80477                                   Director, President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior Vice
                                                                President, AB Volvo; and Director, The Hertz
                                                                Corporation, Genmar Corporation (boat manufacturer),
                                                                National Media Corporation and Annuity and Life
                                                                Re (Holdings), Ltd.

--------------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. (65)                   Director           Formerly, Chairman of the Board of Directors,
  2 Hopkins Plaza, 8th Floor, Suite 805                         Mercantile Mortgage Corp; Vice Chairman of the Board
  Baltimore, MD 21201                                           of Directors, President and Chief Operating Officer,
                                                                Mercantile - Safe Deposit & Trust Co.; and President,
                                                                Mercantile Bankshares.

----------------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS (48)                        Director           Chief Executive Officer, Twenty First Century
  434 New Jersey Avenue, S.E.                                   Group, Inc. (a governmental affairs company).
  Washington, D.C. 20003                                        Formerly, Member of the U.S. House of Representatives.

-----------------------------------------------------------------------------------------------------------------------
  **CARL FRISCHLING (63)                     Director           Partner, Kramer Levin Naftalis & Frankel LLP (law firm).
   919 Third Avenue
   New York, NY 10022

------------------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (50)                    Director           Formerly, Chief Executive Officer, YWCA of the USA.
  370 East 76th Street
  New York, NY 10021

------------------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK (58)                      Director           Partner, Pennock & Cooper (law firm).
  6363 Woodway, Suite 825
  Houston, TX 77057

-------------------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR (61)                        Director           Executive Vice President, Development and Operations,
  The Williams Tower, 50th Floor                                Hines Interests Limited Partnership (real estate
  2800 Post Oak Blvd.                                           development).
  Houston, TX 77056

--------

* A director who is an "interested person" of the Company and AIM as defined in the 1940 Act.
** A director who is an "interested person" of the Company as defined in the 1940 Act.

                            POSITIONS HELD
  NAME, ADDRESS AND AGE     WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
=========================================================================================================
  GARY T. CRUM (53)      Senior Vice President   Director and President, A I M Capital Management, Inc.;
                                                 Director and Executive Vice President, A I M Management
                                                 Group Inc.; Director and Senior Vice President,
                                                 A I M Advisors, Inc.; and Director, A I M Distributors,
                                                 Inc. and AMVESCAP PLC.

---------------------------------------------------------------------------------------------------------
  CAROL F. RELIHAN (46)  Senior Vice President   Director, Senior Vice President, General Counsel and
                         and Secretary           Secretary, A I M Advisors, Inc.; Senior Vice President,
                                                 General Counsel and Secretary, A I M Management Group
                                                 Inc.; Director, Vice President and General Counsel,
                                                 Fund Management Company; General Counsel and Vice
                                                 President, A I M Fund Services, Inc.; and Vice President,
                                                 A I M Capital Management, Inc. and A I M
                                                 Distributors, Inc.

---------------------------------------------------------------------------------------------------------
  DANA R. SUTTON (41)       Vice President       Vice President and Fund Controller, A I M Advisors,
                             and Treasurer       Inc.; and Assistant Vice President and Assistant
                                                 Treasurer, Fund Management Company.

---------------------------------------------------------------------------------------------------------
  MELVILLE B. COX (57)      Vice President       Vice President and Chief Compliance Officer, A I M
                                                 Advisors, Inc., A I M Capital Management, Inc., A I M
                                                 Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                 Management Company.

---------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY (40)    Vice President       Senior Vice President, A I M Capital Management, Inc.;
                                                 and Vice President, A I M Advisors, Inc.

---------------------------------------------------------------------------------------------------------
  J. ABBOTT SPRAGUE (45)    Vice President       Director and President, Fund Management Company;
                                                 Director, A I M Fund Services, Inc.; and Senior Vice
                                                 President, A I M Advisors, Inc. and A I M Management
                                                 Group Inc.

  The Board of Directors has an Audit Committee, a Capitalization Committee, an Investments Committee and a Nominating and Compensation Committee.

  The members of the Audit Committee are Messrs. Crockett, Daly, Dowden, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the portfolios' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the portfolios' independent accountants and management.

  The members of the Capitalization Committee are Messrs. Graham (Chairman) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectuses, up to the Company's authorized capital.

  The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  The members of the Nominating and Compensation Committee are Messrs.
Crockett (Chairman), Daly, Dowden, Dunn, Fields, Pennock and Sklar and
Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for:
(i) considering and nominating individuals to stand for election as independent directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent directors.


  The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as directors, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected, and
(ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

  All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. The directors of the Company who do not serve as officers of the Company are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Company:

                         AGGREGATE COMPENSATION      RETIREMENT BENEFITS        TOTAL COMPENSATION
        DIRECTOR           FROM COMPANY(1)      ACCRUED BY ALL AIM FUNDS(2)   FROM ALL AIM FUNDS(3)
        --------         ---------------------- ----------------------------- -----------------------
Charles T. Bauer(4).....            -0-                        -0-                        -0-
Bruce L. Crockett.......        $12,466                   $ 37,485                   $103,500
Owen Daly II............         12,466                    122,898                    103,500
Albert R. Dowden(5).....            -0-                        -0-                        -0-
Edward K. Dunn, Jr......         12,466                     55,565                    103,500
Jack M. Fields..........         12,273                     15,826                    101,500
Carl Frischling(6)......         12,466                     97,791                    103,500
Robert H. Graham........            -0-                        -0-                        -0-
John F. Kroeger(7)......            -0-                     40,461                        -0-
Prema Mathai-Davis......         12,278                     11,870                    101,500
Lewis F. Pennock........         12,466                     45,766                    103,500
Ian W. Robinson(8)......            -0-                     94,442                     25,000
Louis S. Sklar..........         12,218                     90,232                    101,500

-------

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended August 31, 2000, including earnings thereon, was $95,025.
(2) During the fiscal year ended August 31, 2000, the total amount of expenses allocated to the Company in respect of such retirement benefits was $122,507. Data reflects compensation earned during the calendar year ended December 31, 1999.
(3) Each director serves as a director or trustee of at least 12 registered investment companies advised by AIM as of December 31, 1999. Data reflects total compensation earned during the calendar year ended December 31, 1999.

(4) Mr. Bauer was a director and officer until September 30, 2000, when he retired.
(5) Mr. Dowden was not serving as a director during the calendar year ended December 31, 1999.
(6) During the fiscal year ended August 31, 2000, the Company paid $27,327 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel LLP, for services rendered to the dis-interested directors of the Company. Mr. Frischling, a director of the Company, is a partner in such firm.
(7) Mr. Kroeger was a director until June 11, 1998. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."
(8) Mr. Robinson was a director until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, a director becomes eligible to retire and to receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 14, 14, 0, 2, 3, 23, 20, 19, 11, 11 and 2 years, respectively.

                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT


                                                              ESTIMATED
                     NUMBER OF                                  ANNUAL
                     YEARS OF                                  BENEFITS
                   SERVICE WITH                                  UPON
               APPLICABLE AIM FUNDS                           RETIREMENT
               --------------------                           ----------
                        10...................................   $75,000
                         9...................................   $67,500
                         8...................................   $60,000
                         7...................................   $52,500
                         6...................................   $45,000
                         5...................................   $37,500

DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Director's retirement benefits commence under the Plan. The Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Director's death. The Compensation Agreements are not funded, and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended August 31, 2000, $55,022 in directors' fees and expenses were allocated to the Portfolio.

INVESTMENT ADVISOR

  AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers over 120 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company, and their affiliations and addresses are shown under "Directors and Officers."

  FMC is a registered broker-dealer and a wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

  AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Directors reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

  The Company has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") with AIM dated June 1, 2000. The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM at all times will be subject to the policies and control of the Company's Board of Directors. AIM shall not be liable to the Company or its shareholders for any act or omission by AIM or for any loss sustained by the Company or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  Pursuant to an advisory agreement in effect prior to June 1, 2000 and the current Advisory Agreement, which provide for the same level of compensation, AIM received fees from the Portfolio for the fiscal years ended August 31, 2000, 1999 and 1998 in the amounts of $7,271,297, $5,205,023 and $4,251,522, respectively. During the fiscal years ended August 31, 2000, 1999 and 1998, AIM did not voluntarily waive any advisory fees with respect to the Portfolio.

  As compensation for its services, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

           NET ASSETS                                                      RATE
           ----------                                                      -----
      First $100 million.................................................. 0.20%
      Over $100 million to $200 million................................... 0.15%
      Over $200 million to $300 million................................... 0.10%
      Over $300 million to $1.5 billion................................... 0.06%
      Over $1.5 billion................................................... 0.05%

  AIM from time to time may waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company.

  In addition, if the Portfolio engages in securities lending, AIM will provide the Portfolio investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if the Portfolio engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

  AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Portfolio will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Portfolio from such activities. AIM currently intends to waive such fee and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Company (the "Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs or arranges for the performance of accounting services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Company and of persons working under her supervision for maintaining the financial accounts and books and records of the Company, including calculation of the Portfolio's daily net asset value and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Company's Board of Directors.

  Under the current Administrative Services Agreement and a prior administrative services agreement, which provided for the same level of reimbursement, AIM was reimbursed for the fiscal years ended August 31, 2000, 1999 and 1998 in the amounts of $546,078, $258,934 and $124,103, respectively, for fund accounting services to the Portfolio.

EXPENSES

  Expenses of the Company include, but are not limited to, fees paid to AIM under the Advisory Agreement the charges and expenses of any registrar, any custodian or depositary appointed by the Company for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Company; brokers' commissions chargeable to the Company in connection with portfolio securities transactions to which the Company is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Company to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Company; all costs and expenses in connection with the registration and maintenance of registration of the Company and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Company's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Company's shares; charges and expenses of legal counsel, including counsel to the directors of the Company who are not "interested persons" (as defined in the 1940 Act) of the Company or AIM, and of independent accountants in connection with any matter relating to the Company; membership dues of industry associations; interest payable on borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Company) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Company's shares.

  Expenses of the Company which are not directly attributable to the operations of either of the portfolios are prorated among all classes of the Company. Expenses of the Company except those listed in the next sentence are prorated among all classes of such portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, P.O. Box 0843, Houston, Texas 77001-0843, serves as a transfer agent and dividend disbursing agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. For services it provides to the Company, AFS is entitled to receive a fee based on the average daily net assets of the Company, plus out-of-pocket expenses and advances it has incurred. Such compensation may be changed from time to time as is agreed to by AFS and the Company. As transfer agent, AFS processes orders for purchases, redemptions and exchanges of shares; prepares and transmits payments for dividends and distributions declared by the Portfolio; maintains shareholder accounts; and provides shareholders with information regarding the Portfolio and its accounts.

  The Bank of New York ("BONY"), 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Company for its services in such capacity as is agreed to from time to time by BONY and the Company. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Company.

REPORTS

  The Board of Directors will issue to shareholders semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company. The Board of Directors of the Company has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Funds.

  Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

SUB-ACCOUNTING

  The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK--Registered Trademark-- Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

LIQUID ASSETS PORTFOLIO

  To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of December 1, 2000, and the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                             PERCENT      PERCENT OWNED
               NAME AND ADDRESS              OWNED OF     OF RECORD AND
               OF RECORD OWNER            RECORD ONLY(a) BENEFICIALLY(a)
               ----------------           -------------- ---------------
   CASH MANAGEMENT CLASS
   ---------------------
    CIBC WORLD MARKETS..............           16.27%            --
     200 Liberty Street
     World Financial Center
     New York, NY 10281

    WELLER, ANDERSON,
    CHENEVIERE & CO. LTD............           14.91%            --
     811 Rusk, Suite 715
     Houston, TX 77002

    BANK OF NEW YORK................           11.76%            --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286

    NVIDIA CORPORATION CASH
    MANAGEMENT ACCOUNTS.............           10.47%            --
     3535 Monroe Street
     Santa Clara, CA 95051

    MELLON GLOBAL CASH MAN-
    AGEMENT ACCOUNTS................           10.05%            --
     Three Mellon Bank Center
     - Room 2501
     Pittsburgh, PA 15259-
     0001

    HAMBRECHT & QUIST LLC...........            9.03%            --
     230 Park Avenue, 19th
     Floor
     New York, NY 10169

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                    PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                -------------- ---------------

   INSTITUTIONAL CLASS
   -------------------

    A I M ADVISORS, INC.........................     21.38%(b)      21.38%(b)
    AIM FUND OF FUNDS ACCOUNT
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste 100
     Houston, TX 77046

    TURTLE & CO SWEEP...........................     11.95%             --
     P.O. Box 9427
     Boston, MA 02209

    HAMBRECHT & QUIST LLC.......................      7.03%             --
     One Bush Street, 10th Floor
     San Francisco, CA 94104

    ZURICH CAPITAL MARKETS......................      5.65%             --
     101 California Street, Ste 4100
     San Francisco, CA 94111

    MID ATLANTIC INSTITUTIONAL SHARES, INC. ....      5.43%             --
     Times Bldg.
     336 Fourth Ave.
     Pittsburgh, PA 15222

   PERSONAL INVESTMENT CLASS
   -------------------------

    McDONALD & COMPANY..........................     60.14%             --
     800 Superior Avenue, Ste 2100
     Cleveland, OH 44114

    TEXAS CAPITAL BANK, N.A. ...................     12.04%             --
     2100 McKinney Ave., Ste. 900
     Dallas, TX 75201

    BANK OF SPRINGFIELD AAA SWEEP INVESTMENTS...     10.46%             --
     3400 West Wabash
     Springfield, IL 62707

    HUNTINGTON CAPITAL CORP.....................      9.76%             --
     135 North Pennsylvania, Ste 800
     Indianapolis, IN 46204

   PRIVATE INVESTMENT CLASS
   ------------------------

    BANK OF NEW YORK............................     53.03%             --
     One Wall Street, 5th Floor
     Stif/Master Note
     New York, NY 10286

    HUNTINGTON CAPITAL CORP.....................      6.93%             --
     41 S. High Street, Ninth Floor
     Columbus, OH 43287

    MELLON BANK NA..............................      6.62%             --
     P.O. Box 710
     Pittsburgh, PA 15230-0710

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------
   RESERVE CLASS
   -------------

    FIRST NATIONAL BANKER'S BANK.................     77.93%            --
     P.O. Drawer 80579
     Baton Rouge, LA 70898

    SIGMA FINANCIAL SERVICES CORPORATION.........     12.15%            --
     4261 Park Rd.
     Ann Arbor, MI 48103

    FOUR OAKS BANK & TRUST COMPANY...............      9.92%            --
     P.O. Box 309
     Four Oaks, NC 27524

   RESOURCE CLASS
   --------------

    CIBC WORLD MARKETS...........................     44.38%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281

    HAMBRECHT & QUIST LLC........................     26.59%            --
     230 Park Avenue, 19th Floor
     New York, NY 10169

    HUNTINGTON INVESTMENTS 112...................      9.79%            --
     135 North Pennsylvania, Ste 800
     Indianapolis, IN 46204

PRIME PORTFOLIO

  To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Prime Portfolio as of December 1, 2000, and the percentage of the Prime Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------
   CASH MANAGEMENT CLASS
   ---------------------

    BANK OF NEW YORK.............................     53.08%            --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286

    CIBC WORLD MARKETS...........................      9.88%            --
     200 Liberty Street
     World Financial Center
     New York, NY 10281

    IGT..........................................      6.58%            --
     P.O. Box 10120
     Reno, NV 89502

    MELLON BANK NA ..............................      5.48%            --
     P.O. Box 710
     Pittsburgh, PA 15230-0710

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                     PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                    OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                 -------------- ---------------
   INSTITUTIONAL CLASS
   -------------------

    A I M ADVISORS, INC.........................      36.16%(b)      36.16%(b)
    AIM FUND OF FUNDS ACCOUNT
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste. 100
     Houston, TX 77046

    TURLIN & CO.................................       5.47%             --
     P.O. Box 1412
     Rochester, NY 14603

    FROST NATIONAL BANK TX......................       5.24%             --
     Muir & Co
     C/O Frost
     San Antonio, TX 78298-2479


   PERSONAL INVESTMENT CLASS
   -------------------------
    CULLEN/FROST DISCOUNT BROKERS...............      79.38%             --
     P.O. Box 2358
     San Antonio, TX 78299

   PRIVATE INVESTMENT CLASS
   ------------------------
    HUNTINGTON CAPITAL CORP.....................      20.04%             --
     41 S. High St., Ninth Floor
     Columbus, OH 43287

    BANK OF NEW YORK............................      19.07%             --
     One Wall Street 5th Floor
     New York, NY 10286

    CULLEN/FROST DISCOUNT BROKERS...............      13.79%             --
     P.O. Box 2358
     San Antonio, TX 78299

    FROST NATIONAL BANK TX......................      10.76%             --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479

    AMSOUTH CAPITAL MARKETS.....................       9.16%             --
     315 Deaderich Street, 4th Floor
     Nashville, TN 37237

    HAWS & COMPANY..............................       6.86%             --
     P.O. Box 5847
     Denver, CO 80217

    BANK OF OKLAHOMA, N.A. INSTITUTIONAL INVEST-
     MENTS......................................       6.61%             --
     P.O. Box 2300
     Tulsa, OK 74192

    FIRST TRUST/VAR & CO........................       5.48%             --
     Funds Control Suite 0404
     180 East Fifth Street
     St. Paul, MN 55101

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

                                                    PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                -------------- ---------------
   RESERVE CLASS
   -------------

    BANK OF NEW YORK............................     94.85%            --
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286


   RESOURCE CLASS
   --------------

    FIRST UNION SECURITIES, INC.................     37.45%            --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675

    FIRST UNION SUBACCOUNTS.....................     19.79%            --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675

    SOVEREIGN BANK..............................     13.46%            --
     c/o Chase Enterprises
     280 Trumbull St.
     Hartford, CT 06103

    MELLON BANK NA..............................      8.49%            --
     P.O. Box 710
     Pittsburgh, PA 15230-0710

    HARRIS METHODIST HEALTH SYSTEM..............      6.21%            --
     600 East Las Colinas Blvd Ste 1550
     Irving, TX 75039


-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.


 To the best of the knowledge of the Company, as of December 1, 2000, the directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each class of each portfolio.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the headings "Purchasing Shares" and "Redeeming Shares."

  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Company and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio. In the interest of economy and convenience, certificates representing shares of the class will not be issued except upon written request to the Company. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class or the Resource Class directly, except through reinvestment of dividends and distributions.

  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  The Company may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

  A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and BONY are open for business. If AFS receives a redemption request on a Business Day prior to 4:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern time, and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS after 4:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Company, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE COMPANY

  If the Company determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Company may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION

  The net asset value per share of the Portfolio is determined as of 4:00 p.m. Eastern time on each Business Day of the Company. Shares of each class of the Portfolio are sold at net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the entire portfolio.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which requires the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

  The Board of Directors has established procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

  The Company has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. See "General Information about the Company-- Directors and Officers" and "General Information about the Company-- Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue from year to year provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

  FMC may, from time to time at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Company has adopted a Master Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Distribution Plan provides that the Company may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Distribution Plan.

  Pursuant to the Distribution Plan, the Company may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses;
(iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions;
(vi) automatic investment of customer cash accounting balances in shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Distribution Plan may only be used for the purposes specified above and as stated in the Distribution Plan. Expenses may not be carried over from year to year.

  The Distribution Plan does not obligate the Company to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Distribution Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Company will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

  The Distribution Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Distribution Plan.

  For the fiscal year ended August 31, 2000, FMC received compensation pursuant to the Distribution Plan in the amount of $867,770, or an amount equal to 0.08% of the average daily net assets of the Cash Management Class, $584,398, or an amount equal to 0.50% of the average daily net assets of the Personal Investment Class, $1,281,914, or an amount equal to 0.30% of the average daily net assets of the Private Investment Class, $1,140,099, or an amount equal to 0.16% of the average daily net assets of the Resource Class, and $903,234, or an amount equal to 0.80% of the average daily net assets of the Reserve Class. With respect to the Cash Management Class, $867,770 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $0 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC. With respect to the Personal Investment Class, $468,312 of such amount (or an amount equal to 0.41% of the average daily net assets of the class) was paid to dealers and financial institutions and $116,086 (or an amount equal to 0.09% of the average daily net assets of the class) was retained by FMC. With respect to the Private Investment Class, $1,113,510 of such amount (or an amount equal to 0.26% of the average daily net assets of the class) was paid to dealers and financial institutions and $168,404 (or an amount equal to 0.04% of the average daily net assets of the class) was retained by FMC. With respect to the Resource Class, $1,136,008 of such amount (or an amount equal to 0.16% of the average daily net assets of the class) was paid to dealers and financial institutions and $4,091 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC. With respect to the Reserve Class, $846,696 of such amount (or an amount equal to 0.80% of the average daily net assets of the class) was paid to dealers and financial institutions and $56,538 (or an amount equal to 0.00% of the average daily net assets of the class) was retained by FMC.

  As required by Rule 12b-1 under the 1940 Act, the Distribution Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan ("Qualified Directors"). In approving the Distribution Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Distribution Plan would benefit the Company and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Distribution Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.

  The Distribution Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Robert H. Graham, a Director, Chairman and President of the Company owns shares of AMVESCAP PLC.

  The Distribution Plan may be terminated as to a particular class of the portfolio by vote of a majority of the Qualified Directors or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Distribution Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Distribution Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Distribution Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

  The Distribution Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount would be characterized as an asset-based sales charge pursuant to the amended Distribution Plan. The Distribution Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

  During the fiscal years ended August 31, 2000, 1999, 1998 FMC voluntarily waived fees with respect to the Portfolio in the amount of $1,874,584, $1,675,069 and $1,154,715, respectively.

BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, and others will become effective through May 1, 2001. While the ultimate effect of such legislation is unclear, financial holding companies and their affiliated bank and financial subsidiaries will be able to participate in the distribution of mutual fund shares.

PERFORMANCE INFORMATION

  As stated under the caption "Performance Information--Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Company at the telephone number set forth in the Prospectus for that class. Performance will vary from time to time, and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance.

  Calculations of yield will take into account the total income received by the Portfolio. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Company, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, such as seven consecutive calendar days or a month. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Company may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

  For the seven-day period ended August 31, 2000, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 6.50% and 6.71%, for the Cash Management Class, were 6.58% and 6.80%, for the Institutional Class, were 6.08% and 6.27%, for the Personal Investment Class, were 6.28% and 6.48%, for the Private

Investment Class, were 5.78% and 5.95%, for the Reserve Class and were 6.42% and 6.63%, for the Resource Class, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  The Portfolio may compare the performance of a particular class or the performance of securities in which it may invest to:

    . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

    . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report--Registered Trademark-- of Holliston, Massachusetts or by Lipper Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

    . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

    . other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the yield of a class will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

  The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Portfolio's investment objective is set forth in each Prospectus under the heading, "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.

  Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Directors without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions--Investment Restrictions" in this Statement of Additional Information.

  Any percentage limitations with respect to assets of a Portfolio will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings and reverse repurchase agreements will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit each Portfolio's borrowing abilities.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of United Kingdom withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than 5% of its total assets in securities issued by a single issuer, provided that such a fund may invest more than 5% of its total assets in the First Tier (as defined under the heading "Commercial Instruments") securities of a single issuer for a period of up to three business days after the purchase thereof if the money market fund is a diversified investment company, and provided further that the fund may not make more than one investment in accordance with the foregoing provision at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. The term "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations and taxable municipal securities that may be available in the money markets. Such obligations are collectively referred to as "Money Market Obligations" and include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities eligible under Rule 2a-7 of the 1940 Act. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Company's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act.

  GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets in excess of $5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

  PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

 Investment Practices

  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities (principally to broker-dealers) to the extent of 33 1/3% of its total assets. Such loans would be callable at any time and will be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments. Where voting or consent rights with respect to loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Portfolio's investment in the loaned securities. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

  INTERFUND LOANS. The Portfolio may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Portfolio and others. The Portfolio also may borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Portfolio's custodian or improper delivery instructions by a broker effectuating a transaction. It is anticipated that the Portfolio would not participate as a borrower in the interfund lending facility because it would rarely need to borrow cash to meet redemptions; however, it is anticipated that the Portfolio will be a lender to other AIM Funds under the interfund lending facility.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. The Portfolio may enter into delayed agreements and may purchase securities on a "when-issued" basis. Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery for the securities is not fixed at the date of purchase but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate liquid assets (including Money Market Obligations) in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the

Portfolio's exposure to market fluctuation, or may increase the possibility the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. With respect to the Portfolio's purchase of shares of another investment company, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

ELIGIBLE SECURITIES

  The Portfolio will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Company's Board of Directors has determined to present minimal credit risk.

COMMERCIAL PAPER RATINGS

  Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. The following is a description of the factors underlying the commercial paper ratings of Moody's Investors Service ("Moody's"), Standard & Poor's Rating Services ("S&P") and Fitch IBCA, Inc. ("Fitch").

  MOODY'S--The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

  S&P--Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

  FITCH--Fitch's short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

                                      F-1

  Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

                                      F-2

  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the highest ratings.

                            PLUS (+) AND MINUS (-)

  Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F-1."

                                      LOC

  The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

  The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

  MOODY'S--The following are the two highest bond ratings of Moody's.

                                      Aaa

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  S&P--The following are the two highest bond ratings of S&P.

                                      AAA

  Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                      AA

  Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

  FITCH--Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                      AA

  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

INVESTMENT RESTRICTIONS

 Fundamental Restrictions

  The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Portfolio's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares.

    (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations" or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

    (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

    (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

    (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors of the Company has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

 Non-Fundamental Restrictions

  The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after and is caused by an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

    (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.

    (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

    (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

    (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions but include compensation in the form of a mark up or mark down.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general, in the Portfolio and in other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account (including affiliated money market funds) provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts.

However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a fund may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates) and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

  Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Portfolio as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Portfolio from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Company's Board of Directors and any such purchases are reviewed at least quarterly by the Company's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Company was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 2000, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to each class of the Portfolio are declared to shareholders of record immediately after 4:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 4:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 4:00 p.m. Eastern time on that day and redemption proceeds have not be wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 4:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

  The dividends accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issued discount earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Company incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year, the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a class of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the distributions and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Company that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

  A shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from

(or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December 29, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Company.

                             FINANCIAL STATEMENTS

                                      FS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

[KPMG SIGNATURE APPEARS HERE]

October 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
August 31, 2000

                                                         PAR
                                              MATURITY  (000)       VALUE
COMMERCIAL PAPER - 80.32%(a)

BASIC INDUSTRIES - 1.84%

METAL MINING - 1.84%

Rio Tinto America, Inc.
 6.51%                                        09/18/00 $ 70,000 $   69,784,809
------------------------------------------------------------------------------
 6.50%                                        10/11/00   50,000     49,638,889
------------------------------------------------------------------------------
 6.50%                                        10/13/00   50,000     49,620,833
------------------------------------------------------------------------------
 6.51%                                        10/16/00   95,542     94,764,527
==============================================================================
  Total Basic Industries                                           263,809,058
==============================================================================

CONSUMER DURABLES - 10.72%

AUTOMOBILE - 5.41%

Daimler-Chrysler North America Holding Corp.
 6.50%                                        09/22/00  125,000    124,526,041
------------------------------------------------------------------------------
 6.50%                                        09/25/00  150,000    149,350,000
------------------------------------------------------------------------------
 6.48%                                        10/10/00  100,000     99,298,000
------------------------------------------------------------------------------
 6.47%                                        10/18/00  100,000     99,155,306
------------------------------------------------------------------------------
Volkswagen of America
 6.51%                                        09/06/00   94,400     94,314,647
------------------------------------------------------------------------------
 6.51%                                        09/07/00   30,000     29,967,450
------------------------------------------------------------------------------
 6.51%                                        09/18/00   29,500     29,409,312
------------------------------------------------------------------------------
 6.50%                                        10/03/00   50,000     49,711,111
------------------------------------------------------------------------------
 6.49%                                        10/05/00   50,000     49,693,528
------------------------------------------------------------------------------
 6.48%                                        10/10/00   50,000     49,649,000
==============================================================================
                                                                   775,074,395
==============================================================================

PUBLISHING (NEWSPAPERS) - 5.31%

Gannett Co., Inc.
 6.50%                                        09/27/00  130,000    129,389,722
------------------------------------------------------------------------------
 6.50%                                        10/02/00  100,000     99,440,278
------------------------------------------------------------------------------
 6.49%                                        10/10/00  100,000     99,296,917
------------------------------------------------------------------------------
 6.49%                                        10/11/00   72,135     71,614,826
------------------------------------------------------------------------------
 6.48%                                        10/19/00  100,000     99,136,000
------------------------------------------------------------------------------
 6.49%                                        10/19/00  115,000    114,004,867
------------------------------------------------------------------------------
 6.49%                                        10/24/00   50,000     49,522,264
------------------------------------------------------------------------------

                                                     PAR
                                          MATURITY  (000)       VALUE
PUBLISHING (NEWSPAPERS) - (CONTINUED)

Gannett Co., Inc.
 6.50%                                    10/03/00 $100,000 $   99,422,222
==========================================================================
                                                               761,827,096
==========================================================================
  Total Consumer Durables                                    1,536,901,491
==========================================================================

CONSUMER NONDURABLES - 0.25%

FOODS - 0.25%

H.J. Heinz Co.
 6.50%                                    09/27/00  35,500      35,333,347
==========================================================================

FINANCIAL - 66.47%

ASSET-BACKED SECURITIES - COMMERCIAL
 LOANS/LEASES - 2.44%

Atlantis One Funding Corp.
 6.50%                                    10/20/00  100,000     99,115,278
--------------------------------------------------------------------------
Centric Capital Corp.
 6.52%                                    09/26/00   51,300     51,067,725
--------------------------------------------------------------------------
 6.51%                                    10/16/00   50,000     49,593,125
--------------------------------------------------------------------------
Fleet Funding Corp.
 6.51%                                    10/18/00  151,702    150,412,659
==========================================================================
                                                               350,188,787
==========================================================================

ASSET-BACKED SECURITIES - CONSUMER
 RECEIVABLES - 2.26%

Old Line Funding Corp.
 6.53%                                    09/05/00   97,000     96,929,621
--------------------------------------------------------------------------
 6.53%                                    09/06/00   98,854     98,764,345
--------------------------------------------------------------------------
 6.50%                                    10/06/00   41,707     41,443,435
--------------------------------------------------------------------------
Thunder Bay Funding, Inc.
 6.53%                                    09/14/00   87,783     87,576,003
==========================================================================
                                                               324,713,404
==========================================================================

ASSET-BACKED SECURITIES - FULLY BACKED -
 9.07%

Aspen Funding Corp.
 6.51%                                    10/04/00  120,000    119,283,900
--------------------------------------------------------------------------
 6.52%                                    10/06/00  100,000     99,366,111
--------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
 6.56%                                    09/01/00   50,000     50,000,000
--------------------------------------------------------------------------
 6.54%                                    09/07/00   70,000     69,923,700
--------------------------------------------------------------------------
 6.54%                                    09/22/00    5,000      4,980,925
--------------------------------------------------------------------------
Enterprise Funding Corp.
 6.52%                                    09/26/00   36,534     36,368,581
--------------------------------------------------------------------------
Forrestal Funding Master Trust
 6.54%                                    09/07/00   25,222     25,194,508
--------------------------------------------------------------------------
 6.51%                                    10/06/00   45,482     45,194,137
--------------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)      VALUE
ASSET-BACKED SECURITIES - FULLY BACKED -
  (CONTINUED)

Kitty Hawk Funding Corp.
 6.53%                                     09/18/00 $69,246 $  69,032,472
-------------------------------------------------------------------------
Newport Funding Corp.
 6.53%                                     09/13/00  80,000    79,825,867
-------------------------------------------------------------------------
 6.52%                                     09/28/00  55,333    55,062,422
-------------------------------------------------------------------------
 6.51%                                     10/05/00  75,000    74,538,875
-------------------------------------------------------------------------
Triple-A One Funding Corp.
 6.53%                                     09/14/00 24,268     24,210,775
-------------------------------------------------------------------------
Variable Funding Capital Corp.
 6.53%                                     09/07/00 100,000    99,891,167
-------------------------------------------------------------------------
 6.52%                                     09/19/00 100,000    99,674,000
-------------------------------------------------------------------------
 6.51%                                     09/20/00 100,000    99,656,417
-------------------------------------------------------------------------
 6.50%                                     10/11/00 150,000   148,916,667
-------------------------------------------------------------------------
 6.50%                                     10/23/00 100,000    99,061,111
=========================================================================
                                                            1,300,181,635
=========================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE -
  20.45%

Barton Capital Corp.
 6.53%                                     09/06/00 114,211   114,107,417
-------------------------------------------------------------------------
 6.53%                                     09/08/00  37,747    37,699,072
-------------------------------------------------------------------------
 6.52%                                     09/11/00 128,503   128,270,267
-------------------------------------------------------------------------
 6.53%                                     09/13/00 218,321   217,845,788
-------------------------------------------------------------------------
 6.50%                                     10/04/00  48,602    48,312,413
-------------------------------------------------------------------------
 6.50%                                     10/10/00  58,508    58,096,006
-------------------------------------------------------------------------
 6.51%                                     10/13/00 121,366   120,444,225
-------------------------------------------------------------------------
Clipper Receivables Corp.
 6.56%                                     09/01/00 100,000   100,000,000
-------------------------------------------------------------------------
 6.52%                                     09/07/00  50,000    49,945,667
-------------------------------------------------------------------------
 6.52%                                     09/11/00 100,000    99,818,889
-------------------------------------------------------------------------
 6.52%                                     09/12/00  50,000    49,900,389
-------------------------------------------------------------------------
 6.53%                                     09/15/00 100,000    99,746,056
-------------------------------------------------------------------------
Corporate Receivables Corp.
 6.53%                                     09/05/00 100,000    99,927,444
-------------------------------------------------------------------------
 6.52%                                     09/08/00 100,000    99,873,222
-------------------------------------------------------------------------
 6.52%                                     09/11/00 100,000    99,818,889
-------------------------------------------------------------------------
 6.52%                                     09/12/00 100,000    99,800,778
-------------------------------------------------------------------------
 6.53%                                     09/14/00 100,000    99,764,194
-------------------------------------------------------------------------
 6.50%                                     10/03/00 100,000    99,422,222
-------------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)         VALUE
ASSET-BACKED SECURITIES - MULTI-PURPOSE -
  (CONTINUED)

Edison Asset Securitization, L.L.C.
 6.52%                                     09/07/00 $107,862 $     107,744,790
------------------------------------------------------------------------------
 6.52%                                     09/12/00  100,000        99,800,778
------------------------------------------------------------------------------
 6.52%                                     09/21/00  100,000        99,637,778
------------------------------------------------------------------------------
 6.50%                                     10/13/00  100,000        99,241,667
------------------------------------------------------------------------------
 6.51%                                     10/17/00  150,000       148,752,250
------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 6.52%                                     09/07/00   55,019        54,959,213
------------------------------------------------------------------------------
Monte Rosa Capital Corp.
 6.53%                                     09/15/00   40,000        39,898,422
------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 6.52%                                     09/19/00   42,000        41,863,080
------------------------------------------------------------------------------
 6.52%                                     09/26/00   75,000        74,660,417
------------------------------------------------------------------------------
 6.50%                                     10/02/00   49,990        49,710,194
------------------------------------------------------------------------------
 6.50%                                     10/20/00   47,530        47,109,492
------------------------------------------------------------------------------
Receivables Capital Corp.
 6.55%                                     09/01/00  112,526       112,526,000
------------------------------------------------------------------------------
Sheffield Receivables Corp.
 6.58%                                     09/01/00   33,800        33,800,000
------------------------------------------------------------------------------
 6.52%                                     10/10/00  101,000       100,286,603
------------------------------------------------------------------------------
 6.53%                                     09/15/00   99,600        99,347,071
==============================================================================
                                                                 2,932,130,693
==============================================================================

ASSET-BACKED SECURITIES - TRADE
 RECEIVABLES - 5.74%

Asset Securitization Cooperative Corp.
 6.53%                                     09/13/00  140,000       139,695,267
------------------------------------------------------------------------------
Corporate Asset Funding Co.
 6.52%                                     09/05/00   50,000        49,963,778
------------------------------------------------------------------------------
 6.53%                                     09/14/00  100,000        99,764,194
------------------------------------------------------------------------------
 6.52%                                     09/22/00   75,000        74,714,750
------------------------------------------------------------------------------
 6.52%                                     09/26/00   75,000        74,660,417
------------------------------------------------------------------------------
 6.53%                                     09/27/00   75,000        74,646,292
------------------------------------------------------------------------------
 6.49%                                     10/04/00   75,000        74,553,812
------------------------------------------------------------------------------
 6.50%                                     10/04/00   50,000        49,702,082
------------------------------------------------------------------------------
 6.51%                                     10/12/00   75,000        74,443,938
------------------------------------------------------------------------------
Delaware Funding Corp.
 6.50%                                     10/19/00  112,929       111,318,803
==============================================================================
                                                                   823,463,333
==============================================================================

                                                PAR
                                     MATURITY  (000)      VALUE
BANKING - 4.33%

Chase Manhattan Corp.
 6.49%                               10/03/00 $100,000 $99,423,111
------------------------------------------------------------------
Citicorp
 6.52%                               10/02/00  100,000  99,438,556
------------------------------------------------------------------
 6.50%                               10/12/00   50,000  49,629,861
------------------------------------------------------------------
 6.49%                               10/19/00  100,000  99,134,667
------------------------------------------------------------------
Wells Fargo & Co.
 6.51%                               09/08/00  100,000  99,873,417
------------------------------------------------------------------
 6.50%                               09/28/00  125,000 124,390,625
------------------------------------------------------------------
 6.49%                               10/12/00   50,000  49,630,430
==================================================================
                                                       621,520,667
==================================================================

BROKERAGE/INVESTMENTS - 3.82%

Credit Suisse First Boston, Inc.
 6.51%                               10/02/00   50,000  49,719,708
------------------------------------------------------------------
 6.48%                               10/12/00  100,000  99,262,000
------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
 6.53%                               09/18/00  200,000 199,383,278
------------------------------------------------------------------
 6.51%                               09/29/00   50,000  49,746,833
------------------------------------------------------------------
 6.50%                               10/05/00  100,000  99,386,111
------------------------------------------------------------------
 6.50%                               10/20/00   50,000  49,557,639
==================================================================
                                                       547,055,569
==================================================================

CONSUMER FINANCE - 4.61%

American Express Credit Corp.
 6.50%                               09/20/00  100,000  99,656,944
------------------------------------------------------------------
Banc One Financial Corp.
 6.57%                               09/01/00   58,000  58,000,000
------------------------------------------------------------------
Ford Motor Credit Co.
 6.50%                               09/25/00   50,000  49,783,333
------------------------------------------------------------------
 6.48%                               10/13/00   56,000  55,576,640
------------------------------------------------------------------
 6.48%                               10/18/00  100,000  99,154,000
------------------------------------------------------------------
General Motors Acceptance Corp.
 6.50%                               09/19/00   50,000  49,837,500
------------------------------------------------------------------
 6.48%                               10/06/00  100,000  99,370,000
------------------------------------------------------------------
Household Finance Corp.
 6.52%                               09/15/00  150,000 149,619,667
==================================================================
                                                       660,998,084
==================================================================

                                             PAR
                                  MATURITY  (000)       VALUE
FINANCIAL (DIVERSIFIED) - 12.36%

Associates First Capital Corp.
 6.52%                            09/08/00 $100,000 $  99,873,222
-----------------------------------------------------------------
 6.52%                            09/12/00  100,000    99,800,778
-----------------------------------------------------------------
 6.50%                            09/19/00  100,000    99,675,000
-----------------------------------------------------------------
 6.51%                            09/21/00  100,000    99,638,333
-----------------------------------------------------------------
 6.52%                            09/29/00  100,000    99,492,889
-----------------------------------------------------------------
 6.49%                            10/16/00   50,000    49,594,375
-----------------------------------------------------------------
 6.49%                            10/17/00   50,000    49,585,361
-----------------------------------------------------------------
CIT Group Inc.
 6.51%                            09/05/00  100,000    99,927,667
-----------------------------------------------------------------
 6.50%                            09/21/00   50,000    49,819,444
-----------------------------------------------------------------
 6.50%                            09/22/00  125,000   124,526,042
-----------------------------------------------------------------
 6.50%                            09/25/00  100,000    99,566,667
-----------------------------------------------------------------
Deutsche Bank Financial Inc.
 6.50%                            09/20/00  100,000    99,656,944
-----------------------------------------------------------------
General Electric Capital Corp.
 6.50%                            09/21/00   50,000    49,819,444
-----------------------------------------------------------------
 6.50%                            09/22/00   50,000    49,810,417
-----------------------------------------------------------------
 6.48%                            10/24/00  100,000    99,046,000
-----------------------------------------------------------------
Siemens Capital Corp.
 6.46%                            09/28/00   70,000    69,660,850
-----------------------------------------------------------------
ZCM Matched Funds Corp.
 6.53%                            09/28/00   36,000    35,823,690
-----------------------------------------------------------------
 6.51%                            10/05/00   75,000    74,538,875
-----------------------------------------------------------------
 6.50%                            10/12/00   50,000    49,629,861
-----------------------------------------------------------------
 6.51%                            10/16/00   89,800    89,069,253
-----------------------------------------------------------------
 6.50%                            10/17/00   50,000    49,584,722
-----------------------------------------------------------------
 6.50%                            10/20/00  135,000   133,805,625
=================================================================
                                                    1,771,945,459
=================================================================

INSURANCE (LIFE) - 1.39%

Prudential Funding Corp.
 6.50%                            09/26/00  100,000    99,548,611
-----------------------------------------------------------------
 6.50%                            09/29/00  100,000    99,494,444
=================================================================
                                                      199,043,055
=================================================================
  Total Financial                                   9,531,240,686
=================================================================

                                                     PAR
                                          MATURITY  (000)        VALUE
UTILITIES - 1.04%

TELEPHONE - 1.04%

American Telephone and Telegraph Co.
 6.51%                                    09/27/00 $150,000 $   149,294,750
============================================================================
  Total Commercial Paper (Cost -
    $11,516,579,332)                                         11,516,579,332
============================================================================

MASTER NOTE AGREEMENT - 2.17%

Merrill Lynch Mortgage Capital, Inc.
 6.88%(b) (Cost - $311,200,000)           08/20/01  311,200     311,200,000
============================================================================
  Total Investments (excluding Repurchase
   Agreements)                                               11,827,779,332
============================================================================

REPURCHASE AGREEMENTS - 18.10%(c)

Banc of America Securities L.L.C.
 6.68%(d)                                 09/01/00  300,000     300,000,000
----------------------------------------------------------------------------
Banc One Capital Markets, Inc.
 6.67%(e)                                 09/01/00  203,000     203,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
 6.67%(f)                                      --   500,000     500,000,000
----------------------------------------------------------------------------
Chase Securities, Inc.
 6.67%(g)                                 09/01/00  246,700     246,700,000
----------------------------------------------------------------------------
Dean Witter Reynolds, Inc.
 6.67%(h)                                 09/01/00  103,000     103,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc.
 6.66%(i)                                 09/01/00  153,000     153,000,000
----------------------------------------------------------------------------
First Union Capital Markets Corp.
 6.67%(j)                                 09/01/00  646,700     646,700,000
----------------------------------------------------------------------------
 6.67%(k)                                 09/01/00  153,000     153,000,000
----------------------------------------------------------------------------
Salomon Smith Barney Inc.
 6.67%(l)                                      --    31,000      31,000,000
----------------------------------------------------------------------------
SG Cowen Securities Corp.
 6.68%(m)                                 09/01/00  231,463     231,462,700
----------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 6.67%(n)                                 09/01/00   28,000      28,000,000
============================================================================
   Total Repurchase Agreements (Cost -
     $2,595,862,700)                                          2,595,862,700
============================================================================
TOTAL INVESTMENTS - 100.59% (COST -
  $14,423,642,032)(o)                                        14,423,642,032
============================================================================
LIABILITIES LESS OTHER ASSETS - (0.59%)                         (84,723,745)
============================================================================
NET ASSETS - 100.00%                                        $14,338,918,287
____________________________________________________________________________
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 8/31/00.
(c) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Repurchase agreement entered into 08/31/00 with a maturing value of $300,055,667. Collateralized by $378,028,727 U.S. Government obligations, 5.50% to 6.236% due 12/01/13 to 02/01/29 with an aggregate market value at 08/31/00 of $306,000,000.
(e) Joint repurchase agreement entered into 08/31/00 with a maturing value of $250,046,319. Collateralized by $261,934,000 U.S. Government obligations, 0% due 10/06/00 to 03/01/01 with an aggregate market value at 08/31/00 of $255,003,949.
(f) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $538,295,000 U.S Government obligations, 0% to 7.14% due 10/19/00 to 01/25/10 with an aggregate market value at 08/31/00 of $510,526,444.
(g) Joint repurchase agreement entered into 08/31/00 with a maturing value of $300,055,583. Collateralized by $596,930,723 U.S. Government obligations, 0% to 9.50% due 01/01/01 to 01/01/35 with an aggregate market value at 08/31/00 of $306,001,564.
(h) Joint repurchase agreement entered into 08/31/00 with a maturing value of $150,027,792. Collateralized by $154,491,000 U.S. Government obligations, 0% to 7.75% due 09/01/00 to 05/23/11 with an aggregate market value at 08/31/00 of $153,000,708.
(i) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,000. Collateralized by $203,361,000 U.S. Government obligations, 0% to 7.25% due 11/09/00 to 01/15/10 with an aggregate market value at 08/31/00 of $204,000,357.
(j) Joint repurchase agreement entered into 08/31/00 with a maturing value of $700,129,694. Collateralized by $1,595,285,443 U.S. Government obligations, 5.00% to 12.50% due 10/01/00 to 08/01/30 with an aggregate market value at 08/31/00 of $714,000,001.
(k) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,056. Collateralized by $204,839,000 U.S. Government obligations, 0% to 8.25% due 10/02/00 to 04/01/36 with an aggregate market value at 08/31/00 of $204,000,606.
(l) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,014,955,000 U.S Government obligations, 0% to 9.375% due 09/01/00 to 05/15/30 with an aggregate market value at 08/31/00 of $935,151,358.
(m) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $1,027,389,613 U.S. Government obligations, 6.328% to 7.557% due 11/01/23 to 10/01/38 with an aggregate market value at 08/31/00 of $511,836,078.
(n) Joint repurchase agreement entered into 08/31/00 with a maturing value of $75,013,896. Collateralized by $77,459,000 U.S. Government obligations, 5.13% to 7.63% due 03/15/02 to 10/15/08 with an aggregate market value at 08/31/00 of $76,500,286.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                             $11,827,779,332
-----------------------------------------------------------------------------
Repurchase agreements                                           2,595,862,700
-----------------------------------------------------------------------------
Interest receivable                                                 1,349,074
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             176,468
-----------------------------------------------------------------------------
Other assets                                                          131,459
=============================================================================
  Total assets                                                 14,425,299,033
=============================================================================

LIABILITIES:

Payables for:
 Dividends                                                         83,713,584
-----------------------------------------------------------------------------
 Deferred compensation plan                                           176,468
-----------------------------------------------------------------------------
Accrued advisory fees                                                 682,359
-----------------------------------------------------------------------------
Accrued administrative services fees                                   52,609
-----------------------------------------------------------------------------
Accrued distribution fees                                             415,670
-----------------------------------------------------------------------------
Accrued directors' fees                                                 7,449
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           358,398
-----------------------------------------------------------------------------
Accrued operating expenses                                            974,209
=============================================================================
  Total liabilities                                                86,380,746
=============================================================================
Net assets applicable to shares outstanding                   $14,338,918,287
=============================================================================

NET ASSETS:

Institutional Class                                           $11,874,103,427
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   470,368,099
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $   142,234,958
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 1,157,411,524
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $   131,369,702
_____________________________________________________________________________
=============================================================================
Resource Class                                                $   563,430,577
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            11,874,103,722
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          470,368,214
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                         142,234,982
_____________________________________________________________________________
=============================================================================
Cash Management Class                                           1,157,411,309
_____________________________________________________________________________
=============================================================================
Reserve Class                                                     131,369,705
_____________________________________________________________________________
=============================================================================
Resource Class                                                    563,436,693
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2000

INVESTMENT INCOME:

Interest income                                       $826,614,866
===================================================================

EXPENSES:

Advisory fees                                            7,271,297
-------------------------------------------------------------------
Administrative services fees                               546,078
-------------------------------------------------------------------
Custodian fees                                             583,562
-------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                2,136,523
-------------------------------------------------------------------
 Personal Investment Class                                 876,597
-------------------------------------------------------------------
 Cash Management Class                                   1,084,713
-------------------------------------------------------------------
 Reserve Class                                           1,129,042
-------------------------------------------------------------------
 Resource Class                                          1,425,124
-------------------------------------------------------------------
Transfer agent fees                                      2,339,738
-------------------------------------------------------------------
Director's fees                                             55,022
-------------------------------------------------------------------
Other                                                    1,666,116
===================================================================
 Total expenses                                         19,113,812
===================================================================
Less:Fees waived                                        (1,874,584)
===================================================================
 Net expenses                                           17,239,228
===================================================================
Net investment income                                  809,375,638
===================================================================
Net increase in net assets resulting from operations  $809,375,638
___________________________________________________________________
===================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2000 and 1999


                                                  2000             1999
                                             ===============  ==============
OPERATIONS:

 Net investment income                       $   809,375,638  $  476,740,526
=============================================================================
  Net increase in net assets resulting from
   operations                                    809,375,638     476,740,526
=============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                            (669,086,502)   (364,347,968)
-----------------------------------------------------------------------------
 Private Investment Class                        (24,137,563)    (18,159,703)
-----------------------------------------------------------------------------
 Personal Investment Class                        (6,433,350)     (6,869,222)
-----------------------------------------------------------------------------
 Cash Management Class                           (63,157,587)    (57,786,622)
-----------------------------------------------------------------------------
 Reserve Class                                    (5,783,224)     (1,195,139)
-----------------------------------------------------------------------------
 Resource Class                                  (40,777,412)    (28,381,872)
=============================================================================
Share transactions - net:
 Institutional Class                           5,664,041,019     366,244,504
-----------------------------------------------------------------------------
 Private Investment Class                         85,473,986      90,082,961
-----------------------------------------------------------------------------
 Personal Investment Class                        54,481,402     (52,333,262)
-----------------------------------------------------------------------------
 Cash Management Class                           (96,387,700)    391,591,261
-----------------------------------------------------------------------------
 Reserve Class                                     9,586,981     121,782,724
-----------------------------------------------------------------------------
 Resource Class                                 (102,502,092)    (32,441,340)
=============================================================================
  Net increase in net assets                   5,614,693,596     884,926,848
=============================================================================

NET ASSETS:

 Beginning of year                             8,724,224,691   7,839,297,843
=============================================================================
 End of year                                 $14,338,918,287  $8,724,224,691
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)  $14,338,924,625  $8,724,231,029
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (6,338)         (6,338)
=============================================================================
                                             $14,338,918,287  $8,724,224,691
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"). The Portfolio currently offers six separate classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Portfolio to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

   Net Assets                         Rate
===========================================
   First $100 million                 0.20%
   Over $100 million to $200 million  0.15%
   Over $200 million to $300 million  0.10%
   Over $300 million to $1.5 billion  0.06%
   Over $1.5 billion                  0.05%
===========================================

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2000, AIM was paid $546,078 for such services.

 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2000, AFS was paid $1,743,585 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. During the year ended August 31, 2000, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,281,914, $584,398, $867,770, $903,234 and $1,140,099,
respectively, as compensation under the Plan and FMC waived fees of $1,874,584.

 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS.

 During the year ended August 31, 2000, the Portfolio paid legal fees of $21,900 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2000 and 1999 were as follows:

                                      2000                                1999
                        ==================================  ==================================
                             SHARES            AMOUNT            SHARES            AMOUNT
                        ================  ================  ================  ================
Sold:
 Institutional Class     126,557,387,921  $126,557,387,921   109,937,908,800  $109,937,908,800
-----------------------------------------------------------------------------------------------
 Private Investment
  Class                    3,155,899,237     3,155,899,237     3,170,645,036     3,170,645,036
-----------------------------------------------------------------------------------------------
 Personal Investment
  Class                    1,482,091,696     1,482,091,696     1,878,724,152     1,878,724,152
-----------------------------------------------------------------------------------------------
 Cash Management Class    11,105,818,675    11,105,818,675    12,368,423,760    12,368,423,760
-----------------------------------------------------------------------------------------------
 Reserve Class             1,117,885,856     1,117,885,856       427,972,822       427,972,822
-----------------------------------------------------------------------------------------------
 Resource Class            5,686,265,808     5,686,265,808     4,803,364,271     4,803,364,271
-----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class          48,964,918        48,964,918        27,367,341        27,367,341
-----------------------------------------------------------------------------------------------
 Private Investment
  Class                       12,904,182        12,904,182         9,729,854         9,729,854
-----------------------------------------------------------------------------------------------
 Personal Investment
  Class                        5,560,192         5,560,192         7,060,491         7,060,491
-----------------------------------------------------------------------------------------------
 Cash Management Class        42,164,280        42,164,280        43,017,293        43,017,293
-----------------------------------------------------------------------------------------------
 Reserve Class                 5,577,266         5,577,266           763,247           763,247
-----------------------------------------------------------------------------------------------
 Resource Class               38,640,858        38,640,858        24,478,821        24,478,821
-----------------------------------------------------------------------------------------------
Reacquired:
 Institutional Class    (120,942,311,820) (120,942,311,820) (109,599,031,637) (109,599,031,637)
-----------------------------------------------------------------------------------------------
 Private Investment
  Class                   (3,083,329,433)   (3,083,329,433)   (3,090,291,929)   (3,090,291,929)
-----------------------------------------------------------------------------------------------
 Personal Investment
  Class                   (1,433,170,486)   (1,433,170,486)   (1,938,117,905)   (1,938,117,905)
-----------------------------------------------------------------------------------------------
 Cash Management Class   (11,244,370,655)  (11,244,370,655)  (12,019,849,792)  (12,019,849,792)
-----------------------------------------------------------------------------------------------
 Reserve Class            (1,113,876,141)   (1,113,876,141)     (306,953,345)     (306,953,345)
-----------------------------------------------------------------------------------------------
 Resource Class           (5,827,408,758)   (5,827,408,758)   (4,860,284,432)   (4,860,284,432)
===============================================================================================
                           5,614,693,596  $  5,614,693,596       884,926,848  $    884,926,848
_______________________________________________________________________________________________
===============================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Cash Management Class outstanding throughout the periods indicated.

                                      CASH MANAGEMENT CLASS
                         =======================================================
                                      YEAR ENDED AUGUST 31,
                         =======================================================
                            2000           1999       1998      1997      1996
                         ==========     ==========  ========  ========  ========
Net asset value,
 beginning of period     $     1.00     $     1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.06           0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.06)         (0.05)    (0.05)    (0.05)    (0.05)
================================================================================
Net asset value, end of
 period                  $     1.00     $     1.00  $   1.00  $   1.00  $   1.00
________________________________________________________________________________
================================================================================
Total return                   6.00%          5.07%     5.62%     5.45%     5.55%
________________________________________________________________________________
================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $1,157,412     $1,253,799  $862,207  $767,304  $507,247
________________________________________________________________________________
================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.17%(a)       0.17%     0.17%     0.17%     0.17%
--------------------------------------------------------------------------------
 Without fee waivers           0.19%(a)       0.19%     0.19%     0.19%     0.19%
________________________________________________________________________________
================================================================================
Ratio of net investment
 income to average net
 assets                        5.86%(a)       4.94%     5.48%     5.33%     5.38%
________________________________________________________________________________
================================================================================

(a) Ratios are based on average net assets of $1,084,712,722.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.

                                                    INSTITUTIONAL CLASS
                             =============================================================
                                                    YEAR ENDED AUGUST 31,
                             =============================================================
                                 2000        1999        1998          1997         1996
                             ==========  ==========   ==========  ============  ==========
Net asset value, beginning
 of period                   $     1.00  $     1.00   $     1.00   $     1.00   $     1.00
------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             0.06        0.05         0.06         0.05         0.05
------------------------------------------------------------------------------------------
Less distributions from net
 investment income                (0.06)      (0.05)       (0.06)       (0.05)       (0.05)
==========================================================================================
Net asset value, end of
 period                     $      1.00  $     1.00   $     1.00   $     1.00   $     1.00
__________________________________________________________________________________________
==========================================================================================
Total return                       6.08%       5.15%        5.71%        5.54%        5.64%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)             $11,874,103  $6,210,056   $5,843,813   $5,593,043   $5,264,601
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to
 average net assets                0.09%(a)    0.09%        0.09%        0.09%        0.09%
__________________________________________________________________________________________
==========================================================================================
Ratio of net investment
 income to average net
 assets                            5.94%(a)    5.02%        5.56%        5.40%        5.48%
__________________________________________________________________________________________
==========================================================================================

(a) Ratios are based on average net assets of $11,248,231,782.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Personal Investment Class outstanding throughout the periods indicated.

                                           PERSONAL INVESTMENT CLASS
                             =================================================
                                              YEAR ENDED AUGUST 31,
                             =================================================
                               2000        1999      1998     1997      1996
                             ========     =======  ========  =======  ========
Net asset value, beginning
 of period                   $   1.00     $  1.00  $   1.00  $  1.00  $   1.00
------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income           0.05        0.05      0.05     0.05      0.05
------------------------------------------------------------------------------
Less distributions from net
 investment income              (0.05)      (0.05)    (0.05)   (0.05)    (0.05)
==============================================================================
Net asset value, end of
 period                      $   1.00     $  1.00  $   1.00  $  1.00  $   1.00
______________________________________________________________________________
==============================================================================
Total return                     5.55%       4.63%     5.18%    5.01%     5.11%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)              $142,235     $87,754  $140,087  $97,215  $112,645
______________________________________________________________________________
==============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                0.59%(a)    0.59%     0.59%    0.59%     0.59%
------------------------------------------------------------------------------
 Without fee waivers             0.84%(a)    0.84%     0.84%    0.84%     0.89%
______________________________________________________________________________
==============================================================================
Ratio of net investment
 income to average net
 assets                          5.44%(a)    4.52%     5.06%    4.89%     4.99%
______________________________________________________________________________
==============================================================================

(a) Ratios are based on average net assets of $116,879,559.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Private Investment Class outstanding throughout the periods indicated.

                                           PRIVATE INVESTMENT CLASS
                           ===================================================
                                              YEAR ENDED AUGUST 31,
                           ===================================================
                             2000         1999      1998      1997      1996
                           ========     ========  ========  ========  ========
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.06         0.05      0.05      0.05      0.05
------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.06)       (0.05)    (0.05)    (0.05)    (0.05)
==============================================================================
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
______________________________________________________________________________
==============================================================================
Total return                   5.76%        4.84%     5.39%     5.21%     5.32%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)            $470,368     $384,894  $294,811  $235,447  $209,443
______________________________________________________________________________
==============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.39%(a)     0.39%     0.39%     0.39%     0.39%
------------------------------------------------------------------------------
 Without fee waivers           0.59%(a)     0.59%     0.59%     0.59%     0.59%
______________________________________________________________________________
==============================================================================
Ratio of net investment
 income to average net
 assets                        5.64%(a)     4.72%     5.26%     5.10%     5.20%
______________________________________________________________________________
==============================================================================

(a) Ratios are based on average net assets of $427,304,604.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Reserve Class outstanding throughout the periods indicated.

                                                    RESERVE CLASS
                                               =============================
                                                             JANUARY 4, 1999
                                               YEAR ENDED      (DATE SALES
                                               AUGUST 31,     COMMENCED) TO
                                                  2000       AUGUST 31, 1999
                                               ==========    ===============
Net asset value, beginning of period            $   1.00        $   1.00
------------------------------------------------------------------------
Income from investment operations:
 Net investment income                              0.05            0.03
------------------------------------------------------------------------
Less distributions from net investment income      (0.05)          (0.03)
========================================================================
Net asset value, end of period                  $   1.00        $   1.00
________________________________________________________________________
========================================================================
Total return(a)                                     5.24%           2.73%
________________________________________________________________________
========================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)          $131,370        $121,783
________________________________________________________________________
========================================================================
Ratio of expenses to average net assets:
 With fee waivers                                   0.89%(b)        0.89%(c)
------------------------------------------------------------------------
 Without fee waivers                                1.09%(b)        1.09%(c)
________________________________________________________________________
========================================================================
Ratio of net investment income to average net
 assets                                             5.14%(b)        4.22%(c)
________________________________________________________________________
========================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of $112,904,203.

(c) Annualized.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Resource Class outstanding throughout the periods indicated.

                                            RESOURCE CLASS
                         ===========================================================
                                                                    JANUARY 16, 1996
                                                                      (DATE SALES
                                YEAR ENDED AUGUST 31,                COMMENCED) TO
                         =========================================     AUGUST 31,
                           2000         1999      1998      1997          1996
                         ========     ========  ========  ========  ================
Net asset value,
 beginning of period     $   1.00     $   1.00  $   1.00  $   1.00      $  1.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income       0.06         0.05      0.05      0.05         0.03
-------------------------------------------------------------------------------
Less distributions from
 net investment income      (0.06)       (0.05)    (0.05)    (0.05)       (0.03)
===============================================================================
Net asset value, end of
 period                  $   1.00     $   1.00  $   1.00  $   1.00      $  1.00
_______________________________________________________________________________
===============================================================================
Total return(a)              5.91%        4.99%     5.54%     5.36%        3.28%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $563,431     $665,939  $698,380  $161,701      $58,012
_______________________________________________________________________________
===============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers            0.25%(b)     0.25%     0.25%     0.25%        0.25%(c)
-------------------------------------------------------------------------------
 Without fee waivers         0.29%(b)     0.29%     0.29%     0.29%        0.29%(c)
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income to average net
 assets                      5.78%(b)     4.86%     5.40%     5.25%        5.18%(c)
_______________________________________________________________________________
===============================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of $712,561,920.

(c) Annualized.